UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21078

                     PIMCO New York Municipal Income Fund II
               (Exact name of registrant as specified in charter)

              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
               (Address of principal executive offices) (Zip code)

  LAWRENCE G. ALTADONNA - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end:  MAY 31

Date of reporting period: MAY 31

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

                                                                   Annual Report
                                                                         5.31.04

PIMCO MUNICIPAL INCOME FUND II
PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
PIMCO NEW YORK MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------



      PML                CONTENTS
     LISTED
      NYSE               Letter to Shareholders .............................1
  THE NEW YORK
 STOCK EXCHANGE          Performance and Statistics .......................2-4

      PCK                Schedules of Investments ........................5-23
     LISTED
      NYSE               Statements of Assets and Liabilities ..............24
  THE NEW YORK
 STOCK EXCHANGE          Statements of Operations ..........................25

      PNI                Statements of Changes in Net Assets ............26-27
     LISTED
      NYSE               Notes to Financial Statements ..................28-34
  THE NEW YORK
 STOCK EXCHANGE          Financial Highlights ...........................35-37

                         Report of Independent Registered Public
                         Accounting Firm ...................................38

                         Privacy Policy, Proxy Voting Policies and
                         Procedures, Other Information .....................39

                         Tax Information ...................................40

                         Dividend Reinvestment Plan ........................41

                         Board of Trustees .................................42




                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUNDS II  LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



                                                                    July 7, 2004
Dear Shareholder:

We are pleased to provide you with the annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II ("PIMCO Municipal Income Funds II" or the "Funds") for the fiscal year ended May 31, 2004.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds II. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web Site, www.pimcoadvisors.com.

We at the Funds, together with PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC), the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                         /s/ Brian S. Shlissel
--------------------                         ---------------------
Stephen Treadway                             Brian S. Shlissel
CHAIRMAN                                     PRESIDENT, CHIEF EXECUTIVE OFFICER


                       5.31.04 | PIMCO Municipal Income Funds II Annual Report 1

PIMCO MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS
May 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SYMBOL:
PML

OBJECTIVE:
To provide income exempt from federal income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal income tax.

INCEPTION DATE:
June 28, 2002

TOTAL NET ASSETS(1):
$1,317.7 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------


TOTAL RETURN(2):                                     MARKET PRICE          NAV
--------------------------------------------------------------------------------
1 Year                                               (3.69)%               2.24%
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to 5/31/04        0.68%               5.84%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (6/28/02) to 5/31/04
[ ] at Market Price
[ ] at NAV

            [Data below represents line chart in the printed piece]

                  at NAV      at Market Price

6/28/02           14.33             15.00
                  14.32             15.08
                  14.35             15.17
                  14.37             15.19
                  14.46             15.03
                  14.46             15.03
                  14.52             15.06
                  14.57             15.00
                  14.50             15.02
                  14.63             15.04
                  14.77             15.02
                  14.89             15.11
                  15.10             15.04
                  15.13             15.00
                  15.17             15.06
                  15.09             15.06
                  14.28             14.80
                  14.15             14.42
                  14.41             14.74
                  14.66             14.68
                  14.53             14.59
                  14.33             14.40
                  14.22             14.34
                  14.51             14.29
                  14.58             14.10
                  14.66             14.12
                  14.50             14.20
                  14.64             14.54
                  14.52             14.41
                  14.49             14.45
                  14.41             14.43
                  14.38             14.23
                  14.39             14.41
                  14.55             14.50
                  14.57             14.41
                  14.39             14.31
                  14.60             14.31
                  14.68             14.37
                  14.48             14.29
                  14.55             14.25
                  14.27             14.35
                  14.35             14.34
                  14.54             14.49
                  14.53             14.36
                  14.57             14.48
                  14.64             14.64
                  14.70             14.80
                  14.68             14.72
                  14.66             14.80
                  14.69             14.90
                  14.77             14.89
                  14.64             14.75
                  14.54             14.84
                  14.56             14.86
                  14.55             14.67
                  14.36             14.33
                  14.06             14.15
                  13.42             13.64
                  13.73             14.00
                  13.51             13.81
                  13.54             13.66
                  13.62             13.63
                  13.77             14.00
                  13.79             13.81
                  14.03             13.82
                  14.08             13.79
                  14.05             13.95
                  13.93             13.8
                  13.91             13.68
                  14.13             13.73
                  14.19             13.77
                  14.25             13.95
                  14.38             13.84
                  14.52             13.92
                  14.64             13.82
                  14.50             13.98
                  14.57             13.80
                  14.65             13.93
                  14.65             13.90
                  14.81             13.99
                  14.97             14.48
                  14.87             14.61
                  14.90             14.53
                  14.79             14.80
                  14.90             14.84
                  14.96             14.73
                  15.01             14.52
                  14.90             14.75
                  14.94             14.97
                  14.89             14.90
                  14.80             14.80
                  14.62             14.79
                  14.46             14.74
                  14.60             14.25
                  14.48             13.98
                  14.43             13.71
                  14.28             13.69
                  14.08             13.28
                  13.81             13.20
                  13.84             13.02
5/31/04           14.01             13.31



MARKET PRICE/NET ASSET VALUE:
----------------------------------------
Market Price                     $13.31
----------------------------------------
Net Asset Value                  $14.01
----------------------------------------
Discount to Net Asset Value       5.00%
----------------------------------------
Market Price Yield(3)             7.61%
----------------------------------------




(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2004.



2  PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS
May 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SYMBOL:
PCK

OBJECTIVE:
To provide income exempt from federal and California State income tax.

Primary Investments:
Municipal fixed-income securities, the interest from which is exempt from federal and California State income tax.

INCEPTION DATE:
June 28, 2002

TOTAL NET ASSETS(1):
$667.7 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------


TOTAL RETURN(2):                                        MARKET PRICE      NAV
--------------------------------------------------------------------------------
1 Year                                                  (3.92)%          (1.31)%
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to May 31, 2004     0.07%            3.49%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations  (6/28/02) to May 31, 2004
[ ] at Market Price
[ ] at NAV

            [Data below represents line chart in the printed piece]

                  at NAV      at Market Price

6/28/02           14.33             15.00
                  14.33             15.10
                  14.42             15.28
                  14.42             15.26
                  14.47             15.04
                  14.44             15.29
                  14.49             15.28
                  14.56             15.28
                  14.48             15.22
                  14.60             15.05
                  14.70             15.18
                  14.86             15.25
                  15.02             15.25
                  15.02             15.10
                  14.98             15.07
                  14.80             15.07
                  14.07             14.26
                  13.93             14.42
                  14.25             14.72
                  14.54             14.80
                  14.34             14.67
                  14.16             14.27
                  14.03             14.35
                  14.26             14.10
                  14.36             14.18
                  14.48             14.18
                  14.45             14.25
                  14.48             14.25
                  14.32             14.11
                  14.23             14.05
                  14.17             14.08
                  14.12             14.05
                  14.13             14.12
                  14.25             14.06
                  14.26             14.10
                  14.20             14.19
                  14.47             14.50
                  14.54             14.36
                  14.32             14.36
                  14.38             14.40
                  14.06             14.31
                  14.12             14.24
                  14.34             14.25
                  14.33             14.28
                  14.42             14.54
                  14.47             14.64
                  14.59             14.78
                  14.69             14.82
                  14.66             14.78
                  14.70             14.96
                  14.83             15.00
                  14.57             14.85
                  14.35             14.59
                  14.36             14.75
                  14.29             14.35
                  13.97             14.10
                  13.62             13.88
                  13.06             13.21
                  13.31             13.66
                  13.03             13.37
                  13.09             13.43
                  13.14             13.62
                  13.32             13.77
                  13.33             13.92
                  13.57             13.98
                  13.64             13.90
                  13.59             13.92
                  13.45             13.88
                  13.52             13.65
                  13.68             13.81
                  13.76             13.88
                  13.81             13.96
                  13.94             13.82
                  14.08             13.74
                  14.20             13.79
                  14.04             13.81
                  14.12             13.51
                  14.22             13.59
                  14.23             13.60
                  14.35             13.65
                  14.54             13.78
                  14.44             13.98
                  14.41             13.96
                  14.28             14.03
                  14.41             14.14
                  14.49             14.09
                  14.56             14.09
                  14.48             14.17
                  14.56             14.37
                  14.51             14.44
                  14.41             14.30
                  14.16             14.31
                  14.03             13.97
                  14.13             13.70
                  13.93             13.53
                  13.94             13.20
                  13.79             13.10
                  13.57             12.91
                  13.28             12.76
                  13.33             13.03
5/31/04           13.53             13.27


MARKET PRICE/NET ASSET VALUE:
----------------------------------------
Market Price                     $13.27
----------------------------------------
Net Asset Value                  $13.53
----------------------------------------
Discount to Net Asset Value       1.92%
----------------------------------------
Market Price Yield(3)             7.35%
----------------------------------------



(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2004.

                       5.31.04 | PIMCO Municipal Income Funds II Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND II PERFORMANCE SUMMARY AND STATISTICS
May 31, 2004 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SYMBOL:
PNI

OBJECTIVE:
Seeks to provide current income exempt from federal, New York State and New York City income tax.

PRIMARY INVESTMENTS:
Municipal fixed-income securities, the interest from which is exempt from federal, New York State and New York City income tax.

INCEPTION DATE:
June 28, 2002

TOTAL NET ASSETS(1):
$231.0 million

PORTFOLIO MANAGER:
Mark McCray
--------------------------------------------------------------------------------


TOTAL RETURN(2):                                      MARKET PRICE         NAV
--------------------------------------------------------------------------------
1 Year                                                (5.15)%              0.13%
--------------------------------------------------------------------------------
Commencement of Operations (6/28/02) to May 31, 2004  (0.82)%              3.49%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations  (6/28/02) to May 31, 2004
[ ] at Market Price
[ ] at NAV

            [Data below represents line chart in the printed piece]

                  at NAV      at Market Price

6/28/02           14.33             15.00
                  14.31             15.20
                  14.36             15.11
                  14.38             15.35
                  14.42             15.02
                  14.46             15.35
                  14.52             15.08
                  14.56             15.00
                  14.48             15.16
                  14.59             15.06
                  14.69             15.14
                  14.76             15.12
                  14.91             15.14
                  14.91             15.03
                  15.02             15.06
                  14.95             14.97
                  14.29             14.65
                  14.16             14.25
                  14.35             14.06
                  14.62             14.32
                  14.51             14.30
                  14.33             14.13
                  14.19             14.22
                  14.44             14.06
                  14.55             14.10
                  14.63             14.05
                  14.62             14.02
                  14.71             14.15
                  14.544            14.17
                  14.541            14.09
                  14.416            13.95
                  14.403            14.03
                  14.44             14.00
                  14.53             14.03
                  14.48             14.20
                  14.38             14.23
                  14.51             14.34
                  14.62             14.26
                  14.36             14.22
                  14.43             14.23
                  13.78             14.29
                  13.86             14.15
                  14.11             14.10
                  14.02             14.18
                  14.08             14.16
                  14.20             14.40
                  14.25             14.75
                  14.39             14.65
                  14.44             14.71
                  14.47             14.67
                  14.59             14.70
                  14.38             14.55
                  14.31             14.81
                  14.30             14.92
                  14.26             14.71
                  14.01             14.64
                  13.75             14.08
                  13.05             14.00
                  13.39             13.84
                  13.12             13.85
                  13.10             13.71
                  13.18             13.80
                  13.30             13.98
                  13.28             13.90
                  13.72             13.57
                  13.87             13.69
                  13.78             13.84
                  13.65             13.64
                  13.62             13.79
                  13.85             13.72
                  13.88             13.80
                  13.94             13.85
                  14.10             13.75
                  14.23             13.71
                  14.35             13.89
                  14.26             13.90
                  14.37             14.02
                  14.45             13.80
                  14.45             13.84
                  14.54             13.82
                  14.72             14.19
                  14.64             14.33
                  14.65             14.38
                  14.55             14.45
                  14.64             14.58
                  14.71             14.42
                  14.76             14.60
                  14.68             14.76
                  14.76             14.81
                  14.71             14.66
                  14.68             14.80
                  14.54             14.76
                  14.38             14.59
                  14.46             14.09
                  14.31             13.95
                  14.19             13.48
                  14.05             13.45
                  13.75             13.12
                  13.43             12.71
                  13.44             12.74
5/31/04           13.54             13.05


MARKET PRICE/NET ASSET VALUE:
-------------------------------------
Market Price                  $13.05
-------------------------------------
Net Asset Value               $13.54
-------------------------------------
Discount to Net Asset Value    3.62%
-------------------------------------
Market Price Yield(3)          7.47%
-------------------------------------



(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at May 31, 2004.

4  PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                            Credit Rating
    (000)                                                                                             Moody's/S&P*          Value
====================================================================================================================================
 MUNICIPAL BONDS & NOTES-88.0%
------------------------------------------------------------------------------------------------------------------------------------
                     ALABAMA--3.8%
$    29,145          Birmingham Waterworks & Sewer Board. Rev., Ser. B,
                       5.00%-5.25%, 1/1/27-1/1/37 (MBIA)                                                Aaa/AAA          $29,160,868
      1,750          Huntsville Health Care Auth.,
                       5.75%, 6/1/32, Ser. B                                                              A2/NR            1,790,670
     16,580          Jefferson Cnty. Sewer Rev.,
                       4.75%, 2/1/38, Ser. B (FGIC)                                                     Aaa/AAA           17,783,874
                                                                                                                         -----------
                                                                                                                          48,735,412
                                                                                                                         ===========
                     ALASKA--1.3%
                     State Housing Fin. Corp.,
     13,885            5.00%, 12/1/39, Ser. A                                                           Aaa/AAA           13,454,704
      3,550            5.25%, 6/1/32, Ser. C (MBIA)                                                     Aaa/AAA            3,485,639
                                                                                                                         -----------
                                                                                                                          16,940,343
                                                                                                                         ===========
                     ARIZONA--0.1%
      1,300          State Health Fac. Auth. Hosp. Rev., 5.75%, 12/1/32                                  NR/BBB            1,222,208
                                                                                                                         ===========

                     CALIFORNIA--5.2%
      9,610          Alameda Corridor Transportation Auth. Rev.,
                       zero coupon, 10/1/16, Ser. A                                                     Aaa/AAA            5,234,087
     43,775          Economic Recovery GO, 5.00%, 7/1/08-7/1/23, Ser. A                                 Aa3/AA-           47,510,216
     12,300          Golden State Tobacco Securitization Corp.,
                       Tobacco Settlement Rev.,
                       6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                                       Baa3/BBB           10,945,476
      1,000          Rancho Cucamonga Community Facs. Dist.,
                       6.30%, 9/1/23, Ser. A                                                              NR/NR            1,008,180
      4,000          Southern California Public Power Auth. Project Rev.,
                     zero coupon, 7/1/13                                                                 Aa3/A+            2,633,000
                                                                                                                         -----------
                                                                                                                          67,330,959
                                                                                                                         ===========
                     COLORADO--4.9%
     30,000          Dawson Ridge Dist. No. 1, GO,
                       zero coupon, 10/1/22, Ser. A                                                      Aaa/NR           11,419,500
      5,000          Denver Co. City & Cnty. Cert. of Participation,
                       5.50%, 12/1/25, Ser. B (AMBAC)                                                   Aaa/AAA            5,613,250
     25,000          Health Fac. Auth. Rev., Catholic Health Initiatives-A,
                       5.50%, 3/1/32                                                                     Aa2/AA           25,423,250
     18,305          Health Fac. Auth. Rev., Exempla Inc.,
                       5.625%, 1/1/33, Ser. A                                                             A1/A-           18,334,837
      6,500          Health Fac. Auth. Rev., Liberty Height Retirement Fac.,
                       zero coupon, 7/15/22                                                             Aaa/AAA            2,501,915
                                                                                                                         -----------
                                                                                                                          63,292,752
                                                                                                                         ===========
                     DISTRICT OF COLUMBIA--1.3%
     17,500          Washington DC Convention Ctr. Auth. Tax Rev.,
                       4.75%, 10/1/28 (AMBAC)                                                           Aaa/AAA           16,487,800
                                                                                                                         ===========


                       5.31.04 | PIMCO Municipal Income Funds II Annual Report 5

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                     FLORIDA--3.8%
$     8,000          Highlands Cnty. Health Fac. Auth. Rev.,
                       6.00%, 11/15/31, Ser. A                                                          A3/A             $ 8,369,760
        635          Hillsborough Cnty. Health Fac. Indl. Dev. Rev.,
                       5.625%, 8/15/23                                                                 Baa2/BBB              594,512
      2,335          Hillsborough Cnty. Pollution Control Rev.,
                       Tampa Electric Co. Proj. 5.50%, 10/1/23                                         Baa2/BBB-           2,254,022
      7,135          Jacksonville Health Facs. Auth. Rev.,
                       5.25%, 11/15/32, Ser. A                                                          Aa2/AA             7,051,663
      7,500          JEA St. Johns River Power Park Syst. Rev., 5.00%, 10/1/09                          Aa2/AA-            8,091,300
     11,500          Lakeland Hosp. Syst. Rev., Regional Health Sys.,
                       5.50%, 11/15/32                                                                   A1/NR            11,320,830
      3,000          Leesburg Hosp. Rev., Leesburg Regional Medical Center,
                       5.50%, 7/1/32                                                                     A3/A              2,936,880
      7,550          Orange Cnty. Health Fac., Adventist Health Sys.,
                       5.625%-6.25%, 11/15/24-11/15/32                                                   A3/A              7,944,498
      1,500          Winter Springs Water & Sewer Rev.,
                       zero coupon, 10/1/29 (FGIC)                                                      Aaa/AAA              375,840
                                                                                                                         -----------
                                                                                                                          48,939,305
                                                                                                                         ===========

                     GEORGIA--0.7%
      4,000          Atlanta Water & Wastewater,
                       5.00%, 11/1/39, Ser. A (MBIA)                                                    Aaa/AAA            3,908,920
      1,500          Grantor Trust Gov't CP, 4.75%, 6/1/28, Ser. A (MBIA)                               Aaa/AAA            1,417,890
      9,600          Richmond Cnty. Dev Auth. Rev., zero coupon, 12/1/21                                 Aaa/NR            3,875,328
                                                                                                                         -----------
                                                                                                                           9,202,138
                                                                                                                         ===========
                     HAWAII--1.4%
     19,170          Honolulu City & Cnty. Wastewater Syst. Rev.,
                       First Board Resolution, 4.75%, 7/1/28 (FGIC)                                      Aaa/NR           18,373,103
                                                                                                                         ===========

                     ILLINOIS--16.6%
     11,760          Central Lake Cnty. Water Agy. Rev.,
                       5.125%, 5/1/28-5/1/32, Ser. A (AMBAC)                                             Aaa/NR           11,730,648
      5,000          Cicero Corp. GO,
                       5.25%, 12/1/31 (MBIA)                                                            Aaa/AAA            5,059,650
     94,485          Chicago City Colleges GO,
                       zero coupon, 1/1/37-1/1/39 (FGIC)                                                Aaa/AAA           13,751,530
                     Chicago Board of Education School Reform GO,
     15,535            Ser. A, zero coupon, 12/1/16                                                     Aaa/AAA            8,422,766
      5,000            Ser. A, zero coupon, 12/1/28 (FGIC)                                              Aaa/AAA            1,247,150
      4,500            zero coupon, 12/1/31 (FGIC)                                                      Aaa/AAA              941,850
                     Chicago GO,
     10,160            5.00%-5.125%, 1/1/29-1/1/33, (AMBAC)                                             Aaa/AAA            9,965,156


6 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                     ILLINOIS--(CONCLUDED)
$      7,000         Chicago Midway Arpt. Rev.,
                       5.00%, 1/1/31, Ser. B (MBIA)                                                     Aaa/AAA         $  6,868,470
       9,862         Chicago Special Assessment, Lake Shore East
                       6.625%-6.75%, 12/1/22-12/1/32                                                      NR/NR           10,028,179
     144,650         Dev. Fin. Auth. Retirement Housing Rev.,
                       zero coupon, 7/15/23-7/15/25                                                      NR/AAA           44,340,538
      20,100         Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
                       5.625%, 1/1/28                                                                     A2/NR           20,269,041
       1,000         McHenry & Kane Cnty. Community Consolidated
                       School Dist. 158, zero coupon 1/1/12                                             Aaa/AAA              718,530
     110,000         Metropolitan Pier & Exposition Auth.,
                       zero coupon, 12/15/30-12/15/33(MBIA)                                             Aaa/AAA           22,556,100
                     State GO,
      10,000           5.00%, 3/1/34                                                                     Aa3/AA            9,698,100
      68,470         State Sports Facs. Auth,
                       zero coupon, 6/15/10 (AMBAC)                                                     Aaa/AAA           50,006,380
                                                                                                                        ------------
                                                                                                                         215,604,088
                                                                                                                        ============
                     INDIANA--0.6%
                     Brownsburg 1999 School Building Corp.,
       3,000           5.00%-5.25%, 3/15/25-9/15/25 (FSA)                                               Aaa/AAA            3,036,540
       4,125         Fort Wayne Pollution Control Rev., 6.20%, 10/15/25                                 Baa1/BBB           4,259,351
         500         State Bank Rev., 5.25%, 4/1/30, Ser. D (AMBAC)                                     Aaa/AAA              504,755
                                                                                                                        ------------
                                                                                                                           7,800,646
                                                                                                                        ============
                     IOWA--0.5%
       8,850         Tobacco Settlement Auth., 5.60%, 6/1/35, Ser. B                                    Baa2/BBB           6,546,522
                                                                                                                        ------------
                     KANSAS--0.2%
       2,800         Univ. of Kansas, Hosp. Auth. Health Facs. Rev.,
                       5.625%, 9/1/32                                                                     NR/A-            2,818,984
                                                                                                                        ------------

                     KENTUCKY--0.9%
                     Economic Dev. Finance Auth. Hospital Facs. Rev.,
       8,545           5.25%, 10/1/19                                                                    A3/A              9,311,059
       2,500           5.25%, 10/1/30                                                                    A1/AA-            2,485,675
                                                                                                                        ------------
                                                                                                                          11,796,734
                                                                                                                        ============

                     LOUISIANA--4.2%
      20,400         Ochsner Clinic Foundation Pub. Facs. Auth. Rev.,
                       5.50%, 5/15/32, Ser. B                                                            A3/NR            20,341,452
      44,395         Tobacco Settlement Financing Corp.,
                       5.875%, 5/15/39, Ser. 2001B                                                     Baa3/BBB           34,708,011
                                                                                                                        ------------
                                                                                                                          55,049,463
                                                                                                                        ============
                     MARYLAND--0.1%
       1,000         State Health & Higher Educational. Fac. Auth. Rev.,
                       Adventist Healthcare, 5.75%, 1/1/ 25, Ser. A,                                    Baa1/NR              972,920
                                                                                                                        ============


                       5.31.04 | PIMCO Municipal Income Funds II Annual Report 7

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
               MASSACHUSETTS--2.2%
$     1,300         Massachusetts Bay Trans. Auth.,
                      4.75%, 3/1/21, Ser. A (MBIA)                                                       Aaa/AAA         $ 1,292,486
      9,000         State GO, 5.00%, 8/1/11, Ser. A                                                      Aaa/AAA           9,806,490
      4,295         State Turnpike Auth.,
                      4.75%, 1/1/34 Ser. A (AMBAC)                                                       Aaa/AAA           4,022,998
                    State Water Reserve Auth.,
     12,050           4.75%, 8/1/37, Ser. A                                                              Aaa/AAA          11,250,482
      2,300           4.75%, 12/1/21, Ser. B                                                             Aaa/AAA           2,301,449
                                                                                                                         -----------
                                                                                                                          28,673,905
                                                                                                                         ===========
                    MICHIGAN--2.7%
     10,250         Detroit City School Dist.,
                      5.00%-5.125%, 5/1/31-5/1/32, Ser. A                                                Aaa/AAA          10,154,890
      2,500         Detroit Water Supply Sys.,                                                                             2,478,300
                      5.00%, 7/1/30, Ser. A (FGIC)                                                       Aaa/AAA
      2,000         State GO, 5.25%, 12/1/09                                                             Aa1/AA+           2,193,460
      5,000         State Hosp. Fin. Auth. Rev., Ascension Health,
                      5.25%, 11/15/26, Ser. B                                                             Aa2/AA           4,960,750
     15,425         State Hosp. Fin. Auth. Rev., Oakwood Obligation Group,
                      5.75%-6.00%, 4/1/32, Ser. A                                                           A2/A          15,629,545
                                                                                                                         -----------
                                                                                                                          35,416,945
                                                                                                                         ===========
                    MISSISSIPPI--0.3%
      3,605         Business Finance Corp., Pollution Control Rev.,
                      5.875%, 4/1/22                                                                    Ba1/BBB-           3,618,086
      1,000         State Dev. Bank Oblig., Projects & Equipment Acquisitions,
                      5.00%, 7/1/24 (AMBAC)                                                              Aaa/AAA           1,015,210
                                                                                                                         -----------
                                                                                                                           4,633,296
                                                                                                                         ===========
                    MISSOURI--0.1%
      1,500         St. Louis Parking Facs. Rev., Downtown Parking Facility,
                      6.00%, 2/1/28                                                                        NR/NR           1,506,240
                                                                                                                         ===========

                    NEVADA--1.8%
      3,400         Clark Cnty. GO, 5.00%, 6/1/31 (FGIC)                                                 Aaa/AAA           3,365,184
     17,030         Reno Lien Trans.,
                      5.125%-5.25%, 6/1/27-6/1/41 (AMBAC)                                                Aaa/AAA          17,088,184
      3,290         Truckee Meadows Water Auth Rev.,
                      5.125%, 7/1/30, Ser. A (FSA)                                                       Aaa/AAA           3,331,717
                                                                                                                         -----------
                                                                                                                          23,785,085
                                                                                                                         ===========
                    NEW HAMPSHIRE--0.2%
      3,000         Health & Educational Facs. Auth. Rev., 6.125%, 7/1/32                              Baa1/BBB+           2,973,990
                                                                                                                         ===========



8 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                    NEW JERSEY--2.2%
$        60         Camden Cnty. Impt. Auth. Rev., Cooper Health,
                      5.875%-6.00%, 2/15/15-2/15/27                                                      Ba2/NR          $    54,542
        750         Economic Dev. Auth., Arbor Glen,
                      6.00%, 5/15/28, Ser. A                                                              NR/NR              670,605
     15,405         Economic Dev. Auth., Kapkowski Landfill Proj.,
                      5.75%, 10/1/21-4/1/31                                                              Baa3/NR          15,687,123
      3,500         State Educational Fac. Auth. Rev.,
                      6.00%, 7/1/25, Ser. D                                                               NR/NR            3,507,070
     10,030         Tobacco Settlement Financing Corp., Rev.,
                      6.00%-6.75%, 6/1/37-6/1/43                                                        Baa3/BBB           8,259,811
                                                                                                                         -----------
                                                                                                                          28,179,151
                                                                                                                         ===========
                    NEW MEXICO--0.4%
      5,000         Farmington Pollution Control Rev., 5.80%, 4/1/22Baa2/BBB                                               5,008,000
                                                                                                                         ===========
                    NEW YORK--2.2%
                    Metropolitan Trans. Auth.,
     10,600           5.00%, 11/15/30, Ser. A (FSA)                                                      Aaa/AAA          10,461,882
     10,000           5.25%, 11/15/32                                                                     A2/A            10,014,500
      6,700         State Dormitory Auth. Rev., 5.00%, 7/1/34, Ser. 1                                    Aa2/AA            6,556,888
      2,000         State Environmental Facilities Corp.,
                      5.00%, 6/15/28                                                                     Aaa/AAA           2,005,720
                                                                                                                         -----------
                                                                                                                          29,038,990
                                                                                                                         ===========
                    OHIO--0.6%
      7,500         Lorain Cnty. Hospital Rev.,
                      5.375%, 10/1/30                                                                     A1/AA-           7,479,450
                                                                                                                         ===========
                    PENNSYLVANIA--3.2%
      7,250         Allegheny Cnty. Hosp. Dev. Auth. Rev.,
                      9.25%, 11/15/15-11/15/30, Ser. B                                                     B2/B            8,153,568
      4,500         Cumberland Cnty. Auth. Rev., 7.25%, 1/1/35, Ser. A                                     NR/NR           4,477,680
      8,750         Montgomery Cnty. Higher Education & Health Auth. Hosp. Rev.,
                      5.125%, 6/1/27-6/1/32, Ser. A                                                        NR/A            8,442,525
      5,000         Philadelphia Auth. Dev. Lease Rev.,
                      5.25%, 10/1/30, Ser. B (FSA)                                                        Aaa/AAA          5,046,600
      3,050         Philadelphia Auth. Indl. Dev. Rev., Doubletree,
                      6.50%, 10/1/27                                                                       NR/NR           3,075,193
      3,000         Philadelphia GO, 5.25%, 9/15/25 (FSA)                                                 Aaa/AAA          3,054,540
      8,520         Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
                      6.85%, 7/1/22                                                                       Baa2/BBB         8,642,603
        500         Pittsburgh & Allegheny Cnty. Pub. Auditorium,
                      5.00%, 2/1/29 (AMBAC)                                                               Aaa/AAA            488,875
                                                                                                                         -----------
                                                                                                                          41,381,584
                                                                                                                         ===========


                       5.31.04 | PIMCO Municipal Income Funds II Annual Report 9

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                     PUERTO RICO--0.3%
$      4,200         Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN                            A3/A-          $  4,150,146
                                                                                                                        ============
                     RHODE ISLAND--4.1%
      65,000         Tobacco Settlement Financing. Corp.,
                       6.25%, 6/1/42, Ser. A                                                           Baa3/BBB           52,788,450
                                                                                                                        ============
                     SOUTH CAROLINA--5.6%
      27,745         Greenville Cnty. School District, 5.50%, 12/1/28                                    A1/AA-           28,075,720
      18,120         Jobs Economic Dev. Auth. Economic Dev. Rev.,
                       5.625%, 11/15/30                                                                   A3/A-           17,565,528
      23,500         Lexington Cnty. Health Services Dist. Inc. Hosp. Rev.,
                       5.50%-5.75%, 11/1/28-5/1/37                                                        A2/A            23,617,790
       3,250         Tobacco Settlement Rev., 6.375%, 5/15/28, Ser. B                                   Baa3/BBB           2,804,198
       1,180         Trans. Infrastructure Rev.,
                       5.00%, 10/1/29, Ser. A (AMBAC)                                                    Aaa/NR            1,291,085
                                                                                                                        ------------
                                                                                                                          73,354,321
                                                                                                                        ============
                     TENNESSEE--5.2%
       3,750         Knox Cnty. Health Educational & Housing Facs. Board,
                     Hospital Facs. Rev., 5.25%, 10/1/30                                                 A1/AA-            3,759,750
      58,785         Memphis Electric Sys. Rev.,
                       5.00%, 12/1/11, Ser. A (MBIA)                                                    Aaa/AAA           63,787,016
                                                                                                                        ------------
                                                                                                                          67,546,766
                                                                                                                        ============
                     TEXAS--9.2%
       1,000         Arlington Indpt. School Dist. GO, 5.00%, 2/15/24                                   Aaa/NR             1,001,170
       4,480         Aubrey Indpt. School Dist. GO, 5.50%, 2/15/33                                      Aaa/NR             4,558,042
       6,500         Brazos Cnty. Health Facs. Dev. Corp.,
                       Franciscan Services Corp., 5.375%, 1/1/32                                         NR/A-             6,277,765
       2,700         Comal Cnty. Health Facs., Mckenna Memorial Hosp.,
                       6.25%, 2/1/32                                                                   Baa2/BBB            2,682,126
       5,000         Dallas Area Rapid Transit., 5.00%, 12/1/31 (AMBAC)                                 Aaa/AAA            4,912,000
      20,000         Frisco Indpt. School Dist. GO, zero coupon, 8/15/34                                 Aaa/NR            3,536,600
      19,750         Harris Cnty. GO, 5.125%, 8/15/31                                                   Aa1/AA+           19,676,530
       5,250         Harris Cnty. Health Facs. Dev. Corp. Rev.,
                       5.375%, 2/15/26, Ser. A                                                           NR/AA-            5,263,545
      25,000         Harris Cnty. Senior Lien Toll Road,
                       5.00%, 8/15/30 (FSA)                                                             Aaa/AAA           24,603,500
       7,500         Keller Indpt. School Dist. GO, 4.875%, 8/15/31                                     Aaa/AAA            7,167,750
       3,170         Little Elm Indpt. School Dist. GO, 5.30%, 8/15/29, Ser. A                           NR/AAA            3,222,844
       6,250         North Dallas Thruway Auth., 4.75%, 1/1/29 (FGIC)                                   Aaa/AAA            5,936,812
       5,000         Quinlin Indpt. School Dist. GO, 5.10%, 2/15/32                                      Aaa/NR            4,977,550
                     State Turnpike Auth. Highway Imps. Rev.,
      10,000           zero coupon, 8/15/19 (AMBAC)                                                     Aaa/AAA            4,548,900
       8,880           5.00%, 8/15/42 (AMBAC)                                                           Aaa/AAA            8,543,093
       4,900         State Water Financial Assistance GO,
                       5.00%-5.25%, 8/1/35-8/1/36                                                        Aa1/AA            4,806,008
       8,000         Wichita Falls Water & Sewer Rev.,
                       5.00%, 8/1/27 (AMBAC)                                                            Aaa/AAA            7,902,160
                                                                                                                        ------------
                                                                                                                         119,616,395
                                                                                                                        ============


10 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                     VIRGINIA--0.5%
$        6,500      Fredericksburg Industrial Dev., Medicorp Health Syst.,
                      5.125%-5.25%, 6/15/27-6/15/33, Ser. B                                               A3/NR       $    6,405,725
                                                                                                                      ==============
                    WASHINGTON--0.6%
         2,250      Energy Northwest Electric Revenue, 5.25%, 7/1/09 Ser. A                              Aaa/AAA           2,453,513
         5,000      Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)                                     Aaa/AAA           4,912,000
                                                                                                                      --------------
                                                                                                                           7,365,513
                                                                                                                      ==============
                    WISCONSIN--1.0%
                    Badger Tobacco Asset Securitization Corp.,
         9,135        6.125%, 6/1/27                                                                    Baa3/BBB           8,132,708
         1,125        6.00%, 6/1/17                                                                     Baa3/BBB           1,021,095
         2,500      State GO, 5.00%, 5/1/09                                                              Aaa/AAA           2,701,750
         1,000      State Health & Educational Facs. Auth. Rev.,
                      5.375%, 10/1/30                                                                      NR/A+             977,200
                                                                                                                      --------------
                                                                                                                          12,832,753
                                                                                                                      ==============

                    Total Municipal Bonds & Notes (cost-$1,156,025,263)                                                1,143,250,082
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES--7.4% (a) (b) (g)
------------------------------------------------------------------------------------------------------------------------------------
                    ALABAMA--0.8%
         6,675      Jefferson Cnty. Sewer Rev., Residual Ctfs.,
                      14.35%, 2/1/36, Ser. 352 (FGIC)                                                     Aaa/NR           8,816,674
         2,100      Montgomery Care Fac. Residual Ctfs.,
                      13.56%, 11/15/29, Ser. 435 (MBIA)                                                   Aaa/NR           1,893,843
                                                                                                                      --------------
                                                                                                                          10,710,517
                                                                                                                      ==============
                    COLORADO--0.2%
         2,813      Denver City & Cnty. Airpt Rev., Residual Ctfs.,
                      15.87%, 11/15/25, Ser. 425 (FSA)                                                    Aaa/NR           2,695,388
                                                                                                                      ==============
                    FLORIDA--0.5%
         2,228      Orange Cnty. School Board Cert. of Participation,
                      15.98%, 8/1/24, Ser. 328 (MBIA)                                                     Aaa/NR           2,259,665
         4,052      State Governmental Utilities Rev., Residual Ctfs.,
                      15.98%, 10/1/29, Ser. 327 (AMBAC)                                                   Aaa/NR           3,935,303
                                                                                                                      --------------
                                                                                                                           6,194,968
                                                                                                                      ==============
                    ILLINOIS--0.8%
                    Chicago GO,
         2,225        16.48%, 1/1/28 Ser. 332, (MBIA)                                                      NR/NR           2,110,724
         3,300        15.23%, 1/1/40 Ser. 426, (FGIC)                                                     Aaa/NR           3,479,850
         1,932      Cook Cnty., Residual Ctfs., 13.56%, 11/15/28, Ser. 403 (FGIC)                         Aaa/NR           1,824,716
         2,200      State GO, Residual Ctfs, 19.15%, 4/1/27, Ser. 783                                     Aaa/NR           2,346,696
                                                                                                                      --------------
                                                                                                                           9,761,986
                                                                                                                      ==============


                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 11

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
                    MASSACHUSETTS--2.3%
$     2,100         Boston Water & Sewer Community Rev., Residual Ctfs.,
                      13.68%, 11/1/28, Ser. 434 (FGIC)                                                    Aaa/NR         $ 2,012,220
      2,420         State GO,
                      19.33%, 11/1/30, Ser. 785 (FGIC)                                                    Aaa/NR           3,425,074
      1,750         State College Bldg. Auth. Proj. Rev.,
                      43.843%-45.454%, 11/1/22-11/1/31, (XLCA)                                            NR/NR            2,636,551
                    State Turnpike Auth. Rev., Residual Ctfs.,
     11,049           13.68%, 1/1/37, Ser. 334 (AMBAC)                                                    Aaa/NR          10,065,970
      4,500           13.68%, 1/1/37, Ser. 489 (AMBAC)                                                    NR/AAA           4,099,635
      8,498           13.68%, 1/1/39, Ser. 335 (AMBAC)                                                    Aaa/NR           7,547,480
                                                                                                                         -----------
                                                                                                                          29,786,930
                                                                                                                         ===========
                    NEVADA--0.3%
      3,300         State GO, Residual Ctfs., 13.54%, 5/15/28, Ser. 344 (FGIC)                            Aaa/NR           3,269,211
                                                                                                                         ===========
                    OHIO--0.1%
      1,975         Hamilton Cnty. Sales Tax Residual Ctfs.,
                      16.01%, 12/1/27, Ser. 356 (MBIA)                                                    Aaa/NR           1,931,708
                                                                                                                         ===========
                    PENNSYLVANIA--0.4%
                    Philadelphia School Dist. Residual Ctfs., GO,
      2,505           12.70%, 4/1/27, Ser. 345, (MBIA)                                                    Aaa/NR           2,123,739
      4,016           12.73%, 4/1/27, Ser. 496, (MBIA)                                                    Aaa/NR           3,404,341
                                                                                                                         -----------
                                                                                                                           5,528,080
                                                                                                                         ===========
                    TENNESSEE--0.5%
      6,000         Memphis Electric Sys. Rev., Residual Ctfs.
                      8.66%, 12/1/11, Ser 880 (MBIA) (d)                                                  Aaa/NR           7,021,080
                                                                                                                         ===========
                    TEXAS--1.3%
      3,075         Denton Util. Sys. Rev., Residual Ctfs.,
                      16.51%, 12/1/29, Ser. 428 (MBIA)                                                    Aaa/NR           3,014,238
      1,650         Houston Arpt. Sys. Rev., Residual Ctfs.
                      13.44%, 7/1/25, Ser. 404 (FGIC)                                                     Aaa/NR           1,651,271
                    Houston Water & Sewer Syst. Rev., Residual Ctfs.,
      3,838           17.01%, 12/1/30, Ser. 495                                                           NR/AAA           5,376,645
      2,750           16.01%, 12/1/28, Ser. 427                                                           Aaa/NR           3,648,260
      3,080         State Affordable Housing, American Housing Foundation,
                      19.87%, 9/1/22, Ser. 780 (MBIA)                                                     Aaa/NR           3,522,996
                                                                                                                         -----------
                                                                                                                          17,213,410
                                                                                                                         ===========
                    WASHINGTON--0.2%
      2,730         Central Puget Sound Regl. Tran. Auth. Sales Tax &
                      Motor, Residual Ctfs., 12.70%, 2/1/28, Ser. 360                                     Aaa/NR           2,294,565
                                                                                                                         -----------

                    Total Variable Rate Notes (cost-$92,711,059)                                                          96,407,843
                                                                                                                         ===========


12 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
 VARIABLE RATE DEMAND NOTES (c) (d)--3.0%
------------------------------------------------------------------------------------------------------------------------------------
                     MASSACHUSETTS--0.1%
  $ 1,450            State Health & Educational Facilities Auth.,
                        1.09%, 6/1/04, Ser. C                                                            VMIG1/A-1+   $    1,450,000
                                                                                                                      ==============
                     MICHIGAN--0.3%
    4,000            State University Rev., 1.03%, 6/2/04, Ser.                                          AVMIG1/A-1+       4,000,000
                                                                                                                      ==============
                     MISSOURI--0.5%
                     State Health & Educational Facilities Auth Rev.,
    4,400               1.06%, 6/3/04                                                                                      4,400,000
    1,650               1.10%, 6/1/04, Ser. B                                                             VMIG1/A-1+       1,650,000
                                                                                                                      --------------
                                                                                                                           6,050,000
                                                                                                                      ==============
                     NEW YORK--0.5%
    7,000            New York City Municipal Water Finance & Auth.
                        Water & Sewer Syst. Rev.,
                        1.09%, 6/1/04, Ser. C (FGIC)                                                      VMIG1/A-1+       7,000,000
                                                                                                                      ==============
                     NORTH CAROLINA--1.1%
    3,150            Charlotte Water & Sewer Sys. Rev., 1.08%, 6/3/04, Ser. B                              Aa1/AAA         3,150,000
    3,980            Mecklenburg Cnty., CP., 1.07, 6/3/04                                                 VMIG1/A-1+       3,980,000
    7,000            State GO, 1.03%, 6/2/04, Ser. E                                                      VMIG1/A-1+       7,000,000
                                                                                                                      --------------
                                                                                                                          14,130,000
                                                                                                                      ==============
                     OREGON--0.1%
    1,600            State GO, 1.03%, 6/2/04                                                              VMIG1/A-1+       1,600,000
                                                                                                                      ==============
                     PENNSYLVANIA--0.1%
    1,400            State Hospitals & Higher Education Facilities Auth.,
                        1.08%, 12/1/03 (MBIA)                                                             VMIG1/A-1+       1,400,000
                                                                                                                      ==============
                     TEXAS--0.2%
    2,200            Harris Cnty Industrial Development Corp., 0.98%, 3/1/24                                Aaa/AAA        2,200,000
                                                                                                                      ==============
                     VIRGINIA--0.1%
    2,000            Loudoun Cnty. Indl. Dev. Auth. Rev., Howard Hughes
                        Med. Ctr., 1.06%, 6/1/04, Ser. C                                                  VMIG1/A-1+       2,000,000
                                                                                                                      ==============

                     TOTAL VARIABLE RATE DEMAND NOTES (COST-$39,829,923)                                                  39,830,000
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (f)--1.6%
------------------------------------------------------------------------------------------------------------------------------------
   20,215            1.0148%-1.0899%, 6/3/04-6/17/04 (cost-$20,210,967)                                     Aaa/AAA       20,210,875
                                                                                                                      ==============

                     TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
                     (cost-$1,308,777,212+)--100%                                                                      1,299,698,800
                                                                                                                      ==============


                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 13

PIMCO MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


                                                                                                                          Value
====================================================================================================================================
 CALL OPTIONS WRITTEN (h)--(0.0)%
------------------------------------------------------------------------------------------------------------------------------------
  Contracts
  ---------
               U.S. Treasury Bond Futures, Chicago Board of Trade:
    (575)         Strike Price $112, expires 8/27/04                                                                  $    (215,625)
    (575)         Strike Price $113, expires 8/27/04                                                                       (152,734)
                                                                                                                      --------------
               Total call options written (premium received-$759,359)                                                      (368,359)
                                                                                                                      ==============

               TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
               (cost-$1,308,017,853)--100%                                                                            $1,299,330,441
                                                                                                                      ==============

--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $1,308,794,043. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $20,152,677 aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $29,247,920 and net unrealized depreciation for federal income tax purposes is $9,095,243.


14 PIMCO Municipal  Income Funds II Annual Report | 5.31.04 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO  CALIFORNIA  MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31,2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
 CALIFORNIA MUNICIPAL BONDS & NOTES--84.5%
------------------------------------------------------------------------------------------------------------------------------------
  $31,300       ABAG Financing Auth. Rev.,
                  5.20%-5.35%, 11/15/22-11/15/32, Ser. A                                                 NR/BBB         $ 30,503,279
     2,000      ABC Unified School Dist. GO, zero coupon, 8/1/23, Ser. B (FGIC)                          Aaa/AAA             708,500
     1,000      Alpine Union School Dist. GO, zero coupon, 8/1/24, Ser. B (FSA)                          Aaa/AAA             338,210
     8,115      Anaheim City School Dist. GO, 5.00%, 8/1/26 (FGIC)                                       Aaa/AAA           8,082,134
    23,000      Bakersfield, CP, zero coupon, 4/15/21, Ser.                                              BNR/AAA           9,347,660
     1,945      Bay Area Govt. Assoc. Improvement Bd. Act 1915, 6.30%, 9/2/25                             NR/NR            1,971,685
     2,000      Bay Area Govt. Assoc. Lease Rev.,
                  5.00%, 7/1/32, Ser. 2002-1 (AMBAC)                                                     Aaa/AAA           1,973,180
     1,085      Capistrano Unified School Dist., Community Fac. Dist.
                  Special Tax, 5.70%, 9/1/20                                                              NR/NR            1,097,716
       565      Catholic Health Facs. Fin. Auth. Rev., 5.00%, 7/1/28, Ser. A                            Baa1/BBB+            514,896
     2,300      Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)                               Aaa/AAA             592,848
     9,865      Chula Vista Special Tax, 6.05%-6.20%, 9/1/25-9/1/33                                       NR/NR            9,954,298
     8,035      Clovis Unified School Dist. GO,
                  zero coupon, 8/1/23-8/1/27, Ser. B (FGIC)                                              Aaa/AAA           2,469,845
     1,410      Community College Financing Auth. Lease Rev.,
                  5.00%, 8/1/27, Ser. A (AMBAC)                                                          Aaa/AAA           1,398,438
     6,355      Corona-Norco Unified School Dist., Public Financing Auth.
                  Special Tax, 5.55%-6.10%, 9/1/15-9/1/32, Ser. A                                          NR/NR           6,326,847
     1,110      Corona-Norco Unified School Dist. Special Tax,
                  5.10%, 9/1/25 (AMBAC)                                                                  Aaa/AAA           1,114,362
     2,800      Cotati Redev. Agcy. Tax Allocation,
                  5.00%, 9/1/31, Ser. A (MBIA)                                                           Aaa/AAA           2,722,664
     3,000      Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)                                  Aaa/AAA           2,982,030
     2,825      Empire Union School Dist. Special Tax.,
                  zero coupon, 10/1/30-10/1/32 (AMBAC)                                                   Aaa/AAA             594,422
     1,000      Escondido Union School Dist. GO, zero coupon, 8/1/27 (FSA)                               Aaa/AAA             269,620
     2,440      Eureka Unified School Dist. GO, zero coupon, 8/1/27 (FSA)                                Aaa/AAA             657,873
                Foothill Eastern Corrider Agcy. Toll Road Rev.,
    32,010        zero coupon, 1/1/25-1/1/30, Ser. A                                                     Aaa/AAA           8,652,132
     1,500        zero coupon, 1/15/27 (MBIA)                                                            Aaa/AAA           1,199,940
       400      Franklin-McKinley School Dist. GO, 5.00%, 8/1/27, Ser. B (FSA)                           Aaa/AAA             396,720
    47,900      Golden State Tobacco Securitization Corp. Rev.,
                  6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1                                             Baa3/BBB          42,629,244
     2,115      Health Facs. Financing Auth. Rev., 5.375%, 11/1/20                                        NR/BBB           2,130,947
     1,750      Huntington Beach Community Facs. Dist. Special Tax,
                  6.30%, 9/1/32                                                                            NR/NR           1,766,572
     2,080      Industry Urban Dev. Agcy. Tax Allocation,
                  4.75%, 5/1/21 (MBIA)                                                                   Aaa/AAA           2,056,101
     7,000      Irvine Improvement Board Act 1915 Special Assessment,
                  5.70%, 9/2/26                                                                            NR/NR           6,964,370
     1,900      Jurupa Unified School Dist. GO, zero coupon, 5/1/27 (FGIC)                               Aaa/AAA             512,278
     2,450      Kings Canyon JT Unified School Dist. GO,
                  zero coupon, 8/1/27 (FGIC)                                                             Aaa/AAA             660,569
     5,300      Livermore-Amador Valley Water Management Agcy.,
                Sewer Rev., 5.00%, 8/1/31 (AMBAC)                                                        Aaa/AAA           5,191,668



                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 15

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
$     5,935      Long Beach Unified School Dist. GO,
                   5.00%, 8/1/27, Ser. C (MBIA)                                                         Aaa/NR           $ 5,886,333
                 Los Angeles, CP,
      9,895        5.00%, 2/1/27 (MBIA)                                                                Aaa/AAA             9,814,850
      2,685        5.00%, 10/1/27, Ser. AU (MBIA)                                                      Aaa/AAA             2,662,902
      7,200      Los Angeles Wastewater Syst. Rev.,
                   5.00%, 6/1/30, Ser. A (FGIC)                                                        Aaa/AAA             7,117,344
      3,475      Loyola Marymount University Educational Facs. Auth. Rev.,
                   zero coupon, 10/1/34 (MBIA)                                                          Aaa/NR               617,229
      1,000      Manhattan Beach Unified School Dist. GO,
                   zero coupon, 9/1/25 (FGIC)                                                          Aaa/AAA               306,150
      7,295      Manteca Redev. Agcy. Tax Allocation, 5.00%, 10/1/32 (FSA)                             Aaa/AAA             7,139,762
                 Manteca Unified School Dist. Special Tax,
      2,365        zero coupon, 9/1/25 (MBIA)                                                          Aaa/AAA               716,619
      5,330        5.00%, 9/1/29, Ser. C                                                               Aaa/AAA             5,195,311
      4,000      Merced Cnty. CP, 5.00%, 6/1/32 (AMBAC)                                                 Aaa/NR             3,917,360
      7,320      Modesto Elementary School Dist., Stanislaus Cnty. GO,
                   zero coupon, 8/1/23-5/1/27, Ser. A (FGIC)                                           Aaa/AAA             2,370,390
      2,150      Modesto High School Dist., Stanislaus Cnty. GO,
                   zero coupon, 8/1/26, Ser. A (FGIC)                                                  Aaa/AAA               620,081
      1,000      Modesto Public Financing Auth. Lease Rev.,
                   5.00%, 9/1/29 (AMBAC)                                                               Aaa/AAA               981,630
      2,385      Monrovia Financing Auth. Lease Rev.,
                   5.125%, 12/1/31 (AMBAC)                                                             Aaa/AAA             2,391,726
                 Montebello Unified School Dist. GO,
      7,105        zero coupon, 8/1/24-8/1/27 (FGIC)                                                   Aaa/AAA             2,116,107
      1,485        zero coupon, 8/1/24 (FSA)                                                           Aaa/AAA               492,485
      2,400      Morgan Hill Unified School Dist. GO,
                   zero coupon, 8/1/23 (FGIC)                                                          Aaa/AAA               850,200
      1,500      Mountain View-Whisman School Dist. GO,
                   5.00%, 6/1/27 Ser. D (MBIA)                                                         Aaa/AAA             1,487,850
      1,800      Murrieta Redev. Agcy. Tax, 5.00%, 8/1/32 (MBIA)                                       Aaa/AAA             1,762,596
      3,245      Newark Unified School Dist. GO,
                   zero coupon, 8/1/26, Ser D (FSA)                                                    Aaa/AAA               935,890
      3,580      Oakland Redev. Agcy. Tax Allocation, 5.25%, 9/1/27-9/1/33                               NR/A-             3,438,513
      1,000      Orange Cnty. Community Facs. Dist. Special Tax,
                   6.00%, 8/15/25, Ser. A                                                                NR/NR             1,016,820
     12,000      Orange Cnty. Sanitation Dist. CP, 5.25%, 2/1/30 (FGIC)                                Aaa/AAA            12,147,120
      3,685      Palmdale Community Redev. Agcy. Tax Allocation,
                   zero coupon, 12/1/30-12/1/32 (AMBAC)                                                Aaa/AAA               772,866
      1,750      Paramount Unified School Dist. GO,
                   zero coupon, 9/1/23, Ser. B (FSA)                                                   Aaa/AAA               617,137
                 Perris Public Financing Auth. Rev.,
      1,190        4.75%, 10/1/23, Ser. B (MBIA)                                                       Aaa/AAA             1,157,644
      2,580        5.375%-5.625%, 10/1/20-10/1/31, Ser. C                                               NR/BBB             2,533,679
     14,200      Poway Unified School Dist. Special Tax,
                   5.50%-6.125%, 9/1/25-9/1/33                                                           NR/NR            14,006,083


16 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
$     2,000        Rancho Cucamonga Community Facs. Dist. Special Tax,
                     6.375%, 9/1/31, Ser. A                                                              NR/NR           $ 2,013,880
      1,500        Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)                                 Aaa/AAA              339,555
      3,510        Riverside CP, 5.00%, 9/1/33 (AMBAC)                                                  NR/AAA             3,430,604
     17,500        Rocklin Unified School Dist. GO,
                     zero coupon, 8/1/24-8/1/27 (FGIC)                                                  Aaa/AAA            5,255,450
      9,250        Roseville Redev. Agcy. Tax Allocation,
                     5.00%, 9/1/27-9/1/33 (MBIA)                                                        Aaa/AAA            9,075,468
                   Sacramento City Financing Auth. Rev.,
      4,500          5.00%, 12/1/32, Ser. A (FSA)                                                       Aaa/AAA            4,406,265
      4,935          6.25%, 9/1/23                                                                       NR/NR             5,029,407
     12,490        Sacramento Cnty. Airport Syst. Rev.,
                     5.00%, 7/1/32, Ser. A (FSA)                                                        Aaa/AAA           12,231,082
     16,285        San Diego Cnty. Water Auth. Water Rev., CP,
                     5.00%, 5/1/28-5/1/29, Ser. A (MBIA)                                                Aaa/AAA           16,002,700
      1,500        San Diego Public Facs. Financing Auth. Lease Rev.,
                     5.00%, 4/1/32 (MBIA)                                                               Aaa/AAA            1,468,995
      1,000        San Diego Public Facs. Financing Auth. Sewer Rev.,
                     5.00%, 5/15/29, Ser. A (FGIC)                                                      Aaa/AAA              988,730
     14,000        San Diego Public Facs. Financing Auth. Water Rev.,
                     5.00%, 8/1/32 (MBIA)                                                               Aaa/AAA           13,692,700
                   San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
      5,585          4.50%, 5/1/28, Ser. 15B (MBIA)                                                     Aaa/AAA            5,053,252
     20,300          5.00%, 5/1/32, Ser. 28B (MBIA)                                                     Aaa/AAA           19,880,196
     10,405        San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
                     zero coupon, 1/1/25                                                                AAA/AAA            3,386,411
     10,190        San Jose, GO, 5.125%, 9/1/31 (MBIA)                                                  Aa1/AA+           10,210,584
      7,875        San Juan Unified School Dist. GO,
                     zero coupon, 8/1/23-8/1/26 (FSA)                                                   Aaa/AAA            2,387,766
      5,000        Santa Margarita Community Fac. Water Dist. Special Tax,
                     6.00%-6.25%, 9/1/29-9/1/30                                                          NR/NR             5,024,180
      4,835        San Mateo Foster City School Dist. GO, 5.10%, 8/1/31 (FGIC)                          Aaa/AAA            4,837,853
      2,300        San Mateo Union High School Dist. GO,
                     zero coupon, 9/1/20 (FGIC)                                                         Aaa/AAA              986,424
      1,730        San Rafael City High School Dist. GO,
                     5.00% 8/1/23, Ser. B (FSA)                                                         Aaa/AAA            1,715,814
      3,280        San Rafael Elementary School Dist. GO,
                     5.00%, 8/1/27, Ser. B (FSA)                                                        Aaa/AAA            3,253,104
      8,690        Santa Clara Unified School Dist. GO,
                     5.00%, 7/1/25-7/1/27 (MBIA)                                                        Aaa/AAA            8,655,293
      1,260        Santa Cruz Cnty., CP, 5.25%, 8/1/32                                                   A2/NR             1,239,878
      3,465        Saugus Hart School Facs. Financing Auth. Special Tax,
                     6.10%-6.125%, 9/1/32-9/1/33                                                         NR/NR             3,486,737
      1,000        Shasta Union High School Dist. GO, zero coupon, 8/1/24 (FGIC)                        Aaa/AAA              331,640
      4,745        South Tahoe JT Powers Parking Financing Auth. Rev.,
                     7.00%, 12/1/27, Ser. A                                                              NR/NR             4,912,499
      1,800        Southern Mono Health Care Dist. GO,
                     zero coupon, 8/1/26 (MBIA)                                                         Aaa/AAA              508,086


                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 17

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
$    35,000        State Economic Recovery GO, 5.00%, 7/1/11, Ser. A (MBIA)                               Aaa/AAA       $ 38,150,700
      9,375        State Health Facs. Financing Auth. Rev.,
                     5.125%-5.25%, 1/1/22-1/1/26                                                           NR/BBB          9,068,510
        200        State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
                     5.00%, 7/1/36, Ser. B (AMBAC)                                                        Aaa/AAA            196,230
      9,605        State Public Works Board Lease Rev.,
                     5.00%, 10/1/22, Ser. A (FSA)                                                         Aaa/AAA          9,636,793
                   State University Rev. & Colleges,
      1,710          5.00%, 11/1/33, Ser. A (AMBAC)                                                       Aaa/AAA          1,684,008
      1,000          5.00%, 11/1/13, Ser. A (FSA)                                                                          1,085,100
      1,170        Statewide Community Dev. Auth. CP, 6.10%, 11/1/15                                        NR/NR          1,179,688
      6,555        Statewide Community Dev. Auth. Rev.,
                     6.75%, 10/1/30-7/1/32 (d)                                                              NR/NR          6,506,683
      2,770        Statewide Community Dev. Auth., Rev.,
                     5.50%, 11/1/32, Ser. A                                                                  A3/A          2,801,439
      9,700        Statewide Community Dev. Auth., Rev., Jewish Home Health Fac.,
                     5.50%, 11/15/33                                                                       NR/BBB          9,560,514
                   Statewide Financing Auth. Tobacco Settlement Rev.,
      1,865          5.625%, 5/1/29, Ser. A                                                               Baa3/NR          1,539,930
     20,000          6.00%, 5/1/37, Ser. B                                                                Baa3/NR         15,989,600
      7,750        Tamalpais Union High School Dist. GO,
                     5.00%, 8/1/27 (FSA)                                                                  Aaa/AAA          7,686,450
                   Tobacco Securization Agcy. Rev.,
     15,000          5.625%-6.00%, 6/1/23-6/1/35                                                         Baa3/BBB         12,811,200
      1,800          5.875%, 6/1/43, Ser. A                                                               Baa3/NR          1,417,356
      4,500          6.00%, 6/1/42                                                                        Baa3/NR          3,518,235
        995        Tracy Community Facs. Dist. Special Tax, 6.00%, 9/1/27                                   NR/NR            992,413
      6,250        University Revs., 5.00%, 5/15/11, Ser. A (AMBAC)                                       Aaa/AAA          6,783,688
     10,000        Ventura Cnty. Community College Dist. GO,
                     5.00%, 8/1/27, Ser. A (MBIA)                                                         Aaa/AAA          9,918,000
      1,555        Ventura Unified School Dist. GO, 5.00%, 8/1/32, Ser. F (FSA)                           Aaa/AAA          1,522,687
      2,000        Vernon Elec. Syst. Rev., 5.50%, 4/1/33                                                 A2/BBB+          2,001,880
      3,535        Victor Elementary School Dist.,
                     zero coupon, 8/1/24-8/1/26, Ser. A (FGIC)                                            Aaa/AAA          1,068,163
      1,000        Vista Unified School Dist. GO,
                     zero coupon, 8/1/26, Ser. A (FSA)                                                    Aaa/AAA            288,410
      7,320        West Contra Costa University School Dist. GO,
                     5.00%, 8/1/26-8/1/31, Ser. A (MBIA)                                                  Aaa/AAA          7,257,625
      3,375        Westlands Water Dist. Rev. CP, 5.00%, 9/1/34 (MBIA)                                    Aaa/AAA          3,297,544
      2,000        William S. Hart Union High School Dist. Special Tax,
                     5.625%, 9/1/34                                                                       NR/BBB+          2,002,020
      2,110        Yuba City Unfied School Dist. GO, zero coupon, 9/1/25 (FGIC)                           Aaa/AAA            645,976
                                                                                                                       -------------

                   Total California Municipal Bonds & Notes (cost-$571,562,220)                                          557,269,120
                                                                                                                       =============


18 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
 OTHER MUNICIPAL BONDS & NOTES--4.3%
------------------------------------------------------------------------------------------------------------------------------------
                 PUERTO RICO--0.7%
$     2,000      Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                                     A3/A-            $ 1,976,260
      2,505      Gov't Fac. Public Buildings Auth. Rev., 5.00%, 7/1/36, Ser. I                          Baa1/A-            2,378,497
                                                                                                                         -----------
                                                                                                                           4,354,757
                                                                                                                         ===========
                 TENNESSEE--1.3%
      8,535      Memphis Elec. Syst. Rev., 5.00%, 12/1/16, Ser. A (MBIA)                               Aaa/AAA             8,969,517
                                                                                                                         ===========
                 TEXAS--2.3%
     13,845      State Univ. Revs., 5.25%, 8/15/11-8/15/12, Ser.                                       AAaa/AAA           15,248,559
                                                                                                                         ===========

                 Total Other Municipal Bonds & Notes (cost-$29,306,664)                                                   28,572,833
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA VARIABLE RATE NOTES (a) (b) (g)--3.5%
------------------------------------------------------------------------------------------------------------------------------------
      4,238      Los Angeles Dept. of Water & Power Waterworks Rev.,
                   16.60%, 7/1/41 (FGIC)                                                                Aaa/NR             4,166,988
      1,875      Modesto Public Financing Auth. Lease Rev.,
                   16.10%, 9/1/29, Ser. 354 (AMBAC)                                                     AAA/NR             1,737,225
      4,952      Oakland GO, 16.10%, 1/15/32, Ser. 756 (FGIC)Aaa/NR                                                        4,652,182
                 San Diego Unified School Dist. GO,
      2,209        16.10%, 7/1/26, Ser. 759 (FSA)                                                       NR/NR              2,173,568
      1,944        16.10%, 7/1/27, Ser. 758 (FGIC)                                                      Aaa/NR             1,880,548
      3,743      San Jose GO, 16.10%, 9/1/32 (MBIA)                                                     Aaa/NR             3,540,704
      2,288      San Jose Unified School Dist. Santa Clara Cnty. GO,
                   16.10%, 8/1/27 (FSA)                                                                 Aaa/NR             2,212,470
      2,500      University Revs., 16.10%, 9/1/28, Ser. 762 (FGIC)                                      WR/NR              2,409,650
                                                                                                                         -----------

                 Total California Variable Rate Notes (cost-$24,091,792)                                                  22,773,335
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA SHORT-TERM VARIABLE RATE DEMAND NOTES (c) (d)--6.4%
------------------------------------------------------------------------------------------------------------------------------------
      2,000      Bay Area Toll Auth., Toll Bridge Rev.,
                   1.04%, 6/3/04 (AMBAC)                                                                Aaa/AAA            2,000,000
      4,200      Irvine Ranch Water Dist., 1.07%, 6/1/04                                                Aaa/AAA            4,200,000
      4,900      Irvine Ranch Water Dist. GO, 1.07%, 6/1/04,                                            Aaa/AAA            4,900,000
      4,400      Irvine Unified School Dist. Special Tax,
                   1.07%, 6/1/04 (Bank of New York)                                                     VMIG1/NR           4,400,000
      3,320      Long Beach Unified School Dist. CP,
                   1.06%, 6/3/04 (AMBAC)                                                                VMIG1/NR           3,320,000
      2,095      Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
                   Sales Tax Rev., 1.06%, 6/3/04, Ser. A (MBIA)                                         VMIG1/A1+          2,095,000
      2,300      Los Angeles Water & Power Rev., 1.06%, 6/3/04 Ser. B-3                                 VMIG1/AA-          2,300,000
      2,315      Northern California Transmission Agency Rev.,
                   1.08%, 6/3/04 (FSA)                                                                  VMIG1/AAA          2,315,000
      9,000      Orange Cnty. Sanitation Dist. CP, 1.07%, 6/1/04, Ser. B                                VMIG1/A1+          9,000,000
      3,800      State Health Facs. Fin. Auth. Rev.,
                   1.06%, 6/1/04, Ser. B (AMBAC)                                                        VMIG1/A1+          3,800,000
      2,000      Statewide Community Dev. Auth. CP,
                   1.07%, 6/1/04 (AMBAC)                                                                VMIG1/A1           2,000,000


                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 19

PIMCO CALIFORNIA MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
  $ 2,000      Western Muni. Water Dist. Facs. Rev.,
                  1.06%, 6/2/04, Ser. A (FSA)                                                          NR/AAA         $   2,000,000
                                                                                                                      --------------

               Total California Short-Term Variable Rate Demand Notes
               (cost-$42,330,000)                                                                                        42,330,000
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 U.S. TREASURY BILLS (f)--1.3%
------------------------------------------------------------------------------------------------------------------------------------
    8,650      0.83753%-0.9275%, 6/3/04-6/17/04 (cost-$8,648,168)                                      Aaa/AAA            8,648,127
                                                                                                                      --------------

               TOTAL INVESTMENTS BEFORE CALL OPTION WRITTEN
               (cost-$675,938,844+)--100%                                                                               659,593,415
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 CALL OPTIONS WRITTEN (h)--(0.0)%
------------------------------------------------------------------------------------------------------------------------------------
  Contracts
  ---------
               U.S. Treasury Bond Futures, Chicago Board of Trade:
    (290)         Strike Price $112, expires 8/27/04                                                                       (108,750)
    (290)         Strike Price $113, expires 8/27/04                                                                        (77,031)
                                                                                                                      --------------

               Total call options written (premiums received-$382,981)                                                     (185,781)
                                                                                                                      ==============

               TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
               (cost-$675,555,863)--100%                                                                                $659,407,634
                                                                                                                      ==============


--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $675,938,844. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,968,481; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $18,313,910, net unrealized depreciation for federal income tax purposes is $16,345,429.

20 PIMCO Municipal Income Funds II Annual Report | 5.31.04 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
 NEW YORK MUNICIPAL BONDS & NOTES--89.2%
------------------------------------------------------------------------------------------------------------------------------------
$     1,250        Buffalo Municipal Water Fin. Auth., Water Syst. Rev.,
                     5.00%-5.125%, 7/1/27-7/1/32, Ser. B (FSA)                                       Aaa/AAA             $ 1,250,547
     10,000        Erie Cnty. Tobacco Asset, 6.50%, 7/15/32                                          Baa1/BBB              9,469,900
                   Metropolitan Transportation Auth. Rev.,
      1,850          5.00%, 11/15/30, Ser. A (FSA)                                                   Aaa/AAA               1,825,894
     10,000          5.25%, 11/15/31, Ser. E                                                         A2/A                 10,013,200
      7,000        Metropolitan Transportation Auth. Service Contract,
                     5.35%, 7/1/31, Ser. B                                                           A3/AAA                7,054,460
                   New York City, GO
      4,000          5.00%, 3/1/33, Ser. I                                                           A2/A                  3,840,680
      1,500          5.75%, 8/1/16, Ser. A                                                           A2/A                  1,620,405
      3,100        New York City Health & Hospital Corp., Rev.,
                     5.375%-5.45%, 2/15/26, Ser. A                                                   A3/BBB                3,112,803
                   New York City Municipal Water Fin. Auth.,
                   Water & Sewer Syst. Rev.,
      3,055          4.75%, 6/15/25, Ser. D (MBIA-IBC)                                               Aaa/AAA               2,963,992
     20,000          5.00%-5.125%, 6/15/32-6/15/34, Ser. A                                           Aa2/AA               19,809,350
      1,245        New York City Indl. Dev. Agcy., Civic Fac. Rev., 6.45%, 7/1/32                    Ba3/NR                1,152,671
      1,000        New York City Indl Dev. Agcy. Rev. 4.95%, 11/20/32 (GNMA)                         NR/AA+                  965,930
                   New York City Transitional Fin. Auth. Rev.,
      7,195          5.00%, 11/15/26, Ser. A                                                         Aa2/AA+               7,099,235
     10,000          5.00%, 11/1/27, Ser. B                                                          Aa2/AA+               9,836,900
      2,000          5.25%, 2/1/12, Ser. C                                                           Aa2/AA+               2,188,300
        500          5.50%, 11/1/29 (Pre-refunded @ 101, 5/1/10) (i)                                 Aa2/AA+                 562,455
      3,600        Port Auth. New York & New Jersey, 5.00%, 4/15/32                                  Aaa/AAA               3,602,556
      6,590        Sachem Central School District of Holbrook,
                     5.00%, 6/15/28-6/15/29                                                          Aaa/AAA               6,558,140
      7,500        State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
                     5.00%, 7/1/32                                                                   A1/AA-                8,197,125
      2,000        State Dormitory Auth. Revs., FHA-Kaleida Health Hospital,
                     5.05%, 2/15/25 (FHA)                                                            NR/AAA                1,969,560
      3,225        State Dormitory Auth. Revs., FHA-NY & Presbyterian Hospital,
                     4.75%, 8/1/27(AMBAC)                                                            Aaa/AAA               3,072,393
      5,000        State Dormitory Auth. Revs., FHA-Saint Barnabas,
                     5.00%, 2/1/31, Ser. A (AMBAC)                                                   Aaa/AAA               4,941,600
      1,250        State Dormitory Auth. Revs., FIT Student Housing Corp.,
                     5.125%, 7/1/34 (FGIC)                                                           Aaa/AAA               1,253,362
      5,300        State Dormitory Auth. Revs., Lenox Hill Hospital, 5.50%, 7/1/30                   A3/NR                 5,403,562
      1,400        State Dormitory Auth. Revs., Long Island Univ., 5.25%, 9/1/28                     Baa3/AA               1,403,220
      5,000        State Dormitory Auth. Revs., Memorial Sloan-Kettering Center,
                     Ser 1, 5.00%, 7/1/34                                                            Aa2/AA                4,893,200
      8,850        State Dormitory Auth. Revs., North General Hospital,
                     5.00%, 2/15/25                                                                  NR/AA-                8,681,496
      8,600        State Dormitory Auth. Revs., State Personal Income Tax,
                     5.00%, 3/15/32                                                                  A1/AA                 8,311,212
      4,270        State Dormitory Auth. Revs., Teachers College,
                     5.00%, 7/1/32 (MBIA)                                                            Aaa/NR                4,212,739


                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 21

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
  $ 5,000      State Board Agency School Rev., 5.00%, 6/1/23 Ser. C                                    NR/A+            $  4,945,600
    2,000      State Environmental Facs. Corp., State Clean Water & Drinking,
                  5.125%, 6/15/31                                                                     Aaa/AAA              2,018,960
    6,100      State Urban Dev. Corp., Personal Income Tax,
                  5.00%, 3/15/33, Ser. C                                                               A1/AA               5,883,145
    6,000      State Urban Dev. Correctional & Youth Fac. Corp.,
                  5.50%, 1/1/17, Ser. A                                                                A3/AA-              6,537,540
               TOB Settlement Asset Backed, Inc.
   25,000         5.75%, 7/15/32                                                                      Baa3/BBB            22,037,250
   10,000         6.375%, 7/15/39                                                                     Baa3/BBB+            9,283,700
    4,700      Triborough Bridge & Tunnel Auth. Revs.,
                  5.00%, 1/1/32, Ser. A (FGIC)                                                         Aaa/AAA             4,637,490
    2,000      Warren & Washington Cnty. Indl. Dev. Agy. Fac. Rev.,
                  5.00%, 12/1/35, Ser A (FSA)                                                          Aaa/AAA             1,941,360
      750      Westchester Cnty. Indl Dev. Agcy. Continuing Care,
                  6.50%, 1/1/34                                                                         NR/NR                737,378
                                                                                                                        ------------

               Total New York Municipal Bonds & Notes (cost-$207,021,848)                                                203,289,310
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL BONDS & NOTES--3.0%
------------------------------------------------------------------------------------------------------------------------------------
    5,675      Children Trust Fund Puerto Rico Tobacco Settlement Rev.,
                  5.625%, 5/15/43                                                                     Baa3/BBB             4,636,475
    1,500      Puerto Rico Commonwealth Highway & Transportation Auth.,
                  5.25%, 7/1/38 Ser. D                                                                 Baa1/A              1,481,160
      750      Puerto Rico Electric Power Authority, Power Revenue
                  5.125%, 7/1/29, Ser. NN                                                               A3/A-                741,098
                                                                                                                        ------------

               Total Other Municipal Bonds & Notes (cost-$7,709,765)                                                       6,858,733
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE NOTES (a) (b) (g)--3.2%
------------------------------------------------------------------------------------------------------------------------------------
    6,994      Long Island Power Auth. Elec. Syst. Rev.,
                  17.07%, 12/1/26, Ser. 339 (MBIA) (cost $7,006,755)                                   Aaa/NR              7,309,010
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
 OTHER VARIABLE RATE NOTES (a) (b)--1.2%
------------------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA--1.2%
    1,800      State Economic Recovery GO,
                  21.015%, 1/1/10, Ser. A (cost $2,501,979)                                            Aa3/NR              2,624,850
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
 NEW YORK SHORT-TERM VARIABLE RATE DEMAND NOTES (c) (d)--2.3%
------------------------------------------------------------------------------------------------------------------------------------
    2,100      Nasaau Cnty. Interim Fin. Auth. Rev., 1.04%, 6/2/04                                    Aaa/A-1+             2,100,000
    1,200      New York City, GO, 1.06%, 6/1/04 (MBIA)                                                Aaa/AAA              1,200,000
    1,990      New York City, GO, 0.98%, 6/1/04 (AMBAC)                                               Aaa/AAA              1,990,000
                                                                                                                        ------------

               Total New York Short-Term Variable Rate Demand Notes
               (cost-$5,290,000)                                                                                           5,290,000
                                                                                                                        ============


22 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO NEW YORK MUNICIPAL INCOME FUND II SCHEDULE OF INVESTMENTS
May 31, 2004
--------------------------------------------------------------------------------


  Principal
   Amount                                                                                          Credit Rating
    (000)                                                                                           Moody's/S&P*            Value
====================================================================================================================================
 U.S. TREASURY BILLS (f) --1.1%
------------------------------------------------------------------------------------------------------------------------------------
   $2,615      0.88500%-0.94251%, 6/3/04-6/17/04 (cost-$2,614,676)                                    Aaa/AAA         $   2,614,668
                                                                                                                      --------------

               TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
               (cost-$232,145,023+)--100%                                                                               227,986,571
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 CALL OPTIONS WRITTEN (h)--(0.0)%
------------------------------------------------------------------------------------------------------------------------------------
  Contracts
  ---------
               U.S. Treasury Bond Futures, Chicago Board of Trade:
    (100)         Strike Price $112, expires 8/27/04                                                                        (37,500)
    (100)         Strike Price $113, expires 8/27/04                                                                        (26,563)
                                                                                                                      --------------

               Total call options written (premium received-$132,063)                                                       (64,063)
                                                                                                                      ==============

               TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN
               (cost-$232,012,960)--100%                                                                                $227,922,508
                                                                                                                      ==============

--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $232,145,023. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,155,893, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,314,345 and net unrealized depreciation for federal income tax purposes is $4,158,452.

NOTES TO SCHEDULES OF INVESTMENTS:
----------------------------------

*    Unaudited

(a) Private Placement. Restricted as to resale and may not have a readily available market; the aggregate cost and value of such securities is $96,407,843 or 7.4% of investments, $22,773,335 or 3.5% of investments and $9,933,860 or 4.3% of investments, respectively, for Municipal II, California Municipal II and New York Municipal II.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $96,407,843 or 7.4% of investments, $22,773,335 or 3.5% of investments and $9,933,860 or 4.3% of investments, respectively, for Municipal II, California Municipal II and New York Municipal II.

(c) Variable Rate Notes -- instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)  Maturity date shown is date of next call.

(e)  Security deemed illiquid.

(f) All or partial principal amount segregated as initial margin on financial futures contracts.

(g) Residual Interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(h)  Non-income producing securities.

(i) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
--------------------------------------------------------------------------------

GLOSSARY:
--------
AMBAC -- insured by American  Municipal Bond Assurance  Corp.
CP -- Certificates of  Participation
FGIC -- insured by Financial  Guaranty  Insurance Co.
FNMA -- Federal  National  Mortgage  Association
FSA -- insured by  Financial  Security Assurance, Inc.
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
XLCA -- insured by XL Capital Assurance

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    | 5.31.04 | PIMCO Municipal Income Funds II Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2004
--------------------------------------------------------------------------------

                                                                                                CALIFORNIA             NEW YORK
                                                                         MUNICIPAL II           MUNICIPAL II           MUNICIPAL II
                                                                      ---------------        ---------------        ---------------
ASSETS:
Investments, at value (cost-$1,308,777,212, $675,938,844
  and $232,145,023, respectively)                                      $1,299,698,800           $659,593,415           $227,986,571
-------------------------------------------------------------         ---------------        ---------------        ---------------
Cash                                                                        4,025,605                     --                693,893
-------------------------------------------------------------         ---------------        ---------------        ---------------
Interest receivable                                                        20,640,058              9,462,264              4,282,348
-------------------------------------------------------------         ---------------        ---------------        ---------------
Receivable for investments sold                                            14,955,454              5,131,372                     --
-------------------------------------------------------------         ---------------        ---------------        ---------------
Receivable for variation margin on futures contracts                        3,170,400                850,888                291,593
-------------------------------------------------------------         ---------------        ---------------        ---------------
Prepaid expenses                                                               63,320                 37,861                 26,895
-------------------------------------------------------------         ---------------        ---------------        ---------------
  Total Assets                                                          1,342,553,637            675,075,800            233,281,300
=============================================================         ===============        ===============        ===============

LIABILITIES:
Payable to custodian                                                               --                 48,761                     --
-------------------------------------------------------------         ---------------        ---------------        ---------------
Payable for investments purchased                                          18,828,437              4,306,290              1,239,525
-------------------------------------------------------------         ---------------        ---------------        ---------------
Dividends payable to common and preferred shareholders                      4,982,961              2,493,328                862,002
-------------------------------------------------------------         ---------------        ---------------        ---------------
Investment management fees payable                                            557,264                282,195                 98,170
-------------------------------------------------------------         ---------------        ---------------        ---------------
Options written, at value (premiums received-
  $759,359, $382,981 and $132,063)                                            368,359                185,781                 64,063
-------------------------------------------------------------         ---------------        ---------------        ---------------
Accrued expenses                                                              146,317                100,289                 59,907
-------------------------------------------------------------         ---------------        ---------------        ---------------
Total Liabilities                                                          24,883,338              7,416,644              2,323,667
=============================================================         ===============        ===============        ===============
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET
  ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE TO
  AN AGGREGATE OF 20,200, 10,400 AND 3,600 SHARES
  ISSUED AND OUTSTANDING, RESPECTIVELY)                                   505,000,000            260,000,000             90,000,000
-------------------------------------------------------------         ---------------        ---------------        ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                          $   812,670,299        $   407,659,156        $   140,957,633
=============================================================         ===============        ===============        ===============

COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share)                                      $           580        $           301        $           104
-------------------------------------------------------------         ---------------        ---------------        ---------------
  Paid-in-capital in excess of par                                        824,260,374            428,070,185            147,757,823
-------------------------------------------------------------         ---------------        ---------------        ---------------
Undistributed net investment income                                         7,765,501              3,271,140                356,073
-------------------------------------------------------------         ---------------        ---------------        ---------------
Accumulated net realized loss                                             (15,742,017)           (10,574,585)            (3,541,290)
-------------------------------------------------------------         ---------------        ---------------        ---------------
Net unrealized depreciation of investments, futures
  contracts and options written                                            (3,614,139)           (13,107,885)            (3,615,077)
-------------------------------------------------------------         ---------------        ---------------        ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                          $   812,670,299        $   407,659,156        $   140,957,633
=============================================================         ===============        ===============        ===============
Common Shares Outstanding                                                  57,992,613             30,132,862             10,409,718
-------------------------------------------------------------         ---------------        ---------------        ---------------
NET ASSET VALUE PER COMMON SHARE                                      $         14.01        $         13.53        $         13.54
=============================================================         ===============        ===============        ===============


24 PIMCO Municipal Income Funds II Annual Report | 5.31.04 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF OPERATIONS
For the year ended May 31, 2004
--------------------------------------------------------------------------------

                                                                                                  CALIFORNIA           NEW YORK
                                                                             MUNICIPAL II         MUNICIPAL II         MUNICIPAL II
                                                                          ---------------      ---------------      ---------------
INVESTMENT INCOME:
Interest                                                                     $ 76,529,156         $ 38,413,527         $ 12,783,643
-------------------------------------------------------------             ---------------      ---------------      ---------------

EXPENSES:
Investment management fees                                                      8,693,428            4,421,478            1,537,186
-------------------------------------------------------------             ---------------      ---------------      ---------------
Auction agent fees and commissions                                              1,293,163              678,411              236,627
-------------------------------------------------------------             ---------------      ---------------      ---------------
Custodian and accounting agent fees                                               165,597              133,740               86,315
-------------------------------------------------------------             ---------------      ---------------      ---------------
Reports to shareholders                                                           121,808               60,522               23,485
-------------------------------------------------------------             ---------------      ---------------      ---------------
Audit and tax services                                                             73,218               35,265               36,679
-------------------------------------------------------------             ---------------      ---------------      ---------------
Investor relations                                                                 53,477               27,401               11,728
-------------------------------------------------------------             ---------------      ---------------      ---------------
Trustees' fees and expenses                                                        52,808               37,612               16,235
-------------------------------------------------------------             ---------------      ---------------      ---------------
New York Stock Exchange listing fees                                               50,459               32,153               25,864
-------------------------------------------------------------             ---------------      ---------------      ---------------
Transfer agent fees                                                                38,372               35,546               37,168
-------------------------------------------------------------             ---------------      ---------------      ---------------
Legal fees                                                                         36,300               18,570                5,821
-------------------------------------------------------------             ---------------      ---------------      ---------------
Insurance expense                                                                  27,398               15,265                6,635
-------------------------------------------------------------             ---------------      ---------------      ---------------
Miscellaneous                                                                      14,327               11,467                9,956
-------------------------------------------------------------             ---------------      ---------------      ---------------
  Total expenses                                                               10,620,355            5,507,430            2,033,699
-------------------------------------------------------------             ---------------      ---------------      ---------------
  Less: investment management fees waived                                      (2,006,176)          (1,020,341)            (354,735)
-------------------------------------------------------------             ---------------      ---------------      ---------------
        custody credits earned on cash balances                                   (10,471)             (13,912)              (1,362)
-------------------------------------------------------------             ---------------      ---------------      ---------------
  Net expenses                                                                  8,603,708            4,473,177            1,677,602
-------------------------------------------------------------             ---------------      ---------------      ---------------

NET INVESTMENT INCOME                                                        $ 67,925,448         $ 33,940,350         $ 11,106,041
=============================================================             ===============      ===============      ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                                     2,809,851           (2,181,033)            (142,162)
-------------------------------------------------------------             ---------------      ---------------      ---------------
Futures contracts                                                              14,107,026            3,729,115              134,738
-------------------------------------------------------------             ---------------      ---------------      ---------------
Options written                                                                 7,293,851            4,107,736            1,176,416
-------------------------------------------------------------             ---------------      ---------------      ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                 (93,435,002)         (54,668,595)         (13,736,842)
-------------------------------------------------------------             ---------------      ---------------      ---------------
  Futures contracts                                                            15,451,270            7,691,912              608,921
-------------------------------------------------------------             ---------------      ---------------      ---------------
  Options written                                                               9,466,248            3,520,298            1,853,605
-------------------------------------------------------------             ---------------      ---------------      ---------------
Net realized and unrealized loss on investments,
  futures contracts and options written                                       (44,306,756)         (37,800,567)         (10,105,324)
-------------------------------------------------------------             ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
INVESTMENT OPERATIONS                                                          23,618,692           (3,860,217)           1,000,717
=============================================================             ===============      ===============      ===============
DIVIDENDS ON PREFERRED SHARES FROM
  NET INVESTMENT INCOME                                                        (4,680,202)          (2,082,467)            (718,744)
-------------------------------------------------------------             ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS RESULTING FROM INVESTMENT
OPERATIONS                                                                   $ 18,938,490         $ (5,942,684)        $    281,973
=============================================================             ===============      ===============      ===============

                              SEE  ACCOMPANYING  NOTES TO  FINANCIAL  STATEMENTS
                   | 5.31.04 | PIMCO Municipal  Income Funds II Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS II STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS

================================================================================

                                                                                           MUNICIPAL II
                                                                                   ------------------------------
                                                                                                    For the Period
                                                                                    For the Year    June 28, 2002*
                                                                                       ended            through
                                                                                   May 31, 2004      May 31, 2003
                                                                                   ------------      ------------
INVESTMENT OPERATIONS:
Net investment income                                                              $  67,925,448    $  53,776,637
--------------------------------------------------------------------------------   -------------    -------------
Net realized gain (loss) on investments, futures contracts and options written        24,210,728      (34,060,562)
--------------------------------------------------------------------------------   -------------    -------------
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written                                                      (68,517,484)      64,903,345
--------------------------------------------------------------------------------   -------------    -------------
Net increase (decrease) in net assets resulting from investment operations            23,618,692       84,619,420
--------------------------------------------------------------------------------   -------------    -------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                 (4,680,202)      (4,384,249)
--------------------------------------------------------------------------------   -------------    -------------
Net realized gains                                                                            --         (504,626)
--------------------------------------------------------------------------------   -------------    -------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations                                                18,938,490       79,730,545
--------------------------------------------------------------------------------   -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                (56,205,302)     (48,666,775)
--------------------------------------------------------------------------------   -------------    -------------
Net realized gains                                                                            --       (5,387,613)
--------------------------------------------------------------------------------   -------------    -------------
Total dividends and distributions to common shareholders                             (56,205,302)     (54,054,388)
================================================================================   =============    =============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                    --      823,703,945
--------------------------------------------------------------------------------   -------------    -------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                            --       (5,050,000)
--------------------------------------------------------------------------------   -------------    -------------
Common stock and preferred shares offering costs charged to paid-in capital
  in excess of par                                                                            --       (1,540,514)
--------------------------------------------------------------------------------   -------------    -------------
Reinvestment of dividends and distributions                                            3,051,924        3,995,596
--------------------------------------------------------------------------------   -------------    -------------
Net increase from capital transactions                                                 3,051,924      821,109,027
--------------------------------------------------------------------------------   -------------    -------------
Total increase (decrease) in net assets applicable to common shareholders            (34,214,888)     846,785,184
================================================================================   =============    =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                  846,885,187          100,003
--------------------------------------------------------------------------------   -------------    -------------
End of period (including  undistributed  (dividends in excess of) net investment income of $7,765,501 and $725,557; $3,271,140 and $(465,795);
  $356,073 and $(322,399); respectively)                                           $ 812,670,299    $ 846,885,187
================================================================================   =============    =============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                        --       57,501,148
--------------------------------------------------------------------------------   -------------    -------------
Issued in reinvestment of dividends and distributions                                    211,747          272,737
--------------------------------------------------------------------------------   -------------    -------------
NET INCREASE                                                                             211,747       57,773,885
================================================================================   =============    =============

* Commencement of operations.





26 PIMCO Municipal Income Funds II Annual Report | 5.31.04 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                   CALIFORNIA MUNICIPAL II
                                                                                  ------------------------------
                                                                                                 For the Period
                                                                                   For the Year   June 28, 2002*
                                                                                      ended          through
                                                                                  May 31, 2004    May 31, 2003
                                                                                  ------------    ------------
INVESTMENT OPERATIONS:
Net investment income                                                             $  33,940,350    $  26,020,045
--------------------------------------------------------------------------------  -------------    -------------
Net realized gain (loss) on investments, futures contracts and options written        5,655,818      (16,230,403)
--------------------------------------------------------------------------------  -------------    -------------
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written                                                     (43,456,385)      30,348,500
--------------------------------------------------------------------------------  -------------    -------------
Net increase (decrease) in net assets resulting from investment operations           (3,860,217)      40,138,142
--------------------------------------------------------------------------------  -------------    -------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                (2,082,467)      (2,140,933)
--------------------------------------------------------------------------------  -------------    -------------
Net realized gains                                                                           --               --
--------------------------------------------------------------------------------  -------------    -------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations                                               (5,942,684)      37,997,209
--------------------------------------------------------------------------------  -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                               (28,120,948)     (24,344,907)
--------------------------------------------------------------------------------  -------------    -------------
Net realized gains                                                                           --               --
--------------------------------------------------------------------------------  -------------    -------------
Total dividends and distributions to common shareholders                            (28,120,948)     (24,344,907)
================================================================================  =============    =============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                   --      428,317,500
--------------------------------------------------------------------------------  -------------    -------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                           --       (2,600,000)
--------------------------------------------------------------------------------  -------------    -------------
Common stock and preferred shares offering costs charged to paid-in capital
  in excess of par                                                                           --         (951,964)
--------------------------------------------------------------------------------  -------------    -------------
Reinvestment of dividends and distributions                                           1,752,390        1,452,557
--------------------------------------------------------------------------------  -------------    -------------
Net increase from capital transactions                                                1,752,390      426,218,093
--------------------------------------------------------------------------------  -------------    -------------
Total increase (decrease) in net assets applicable to common shareholders           (32,311,242)     439,870,395
================================================================================  =============    =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                 439,970,398          100,003
--------------------------------------------------------------------------------  -------------    -------------
End of period (including  undistributed  (dividends in excess of) net investment income of $7,765,501 and $725,557; $3,271,140 and $(465,795);
  $356,073 and $(322,399); respectively)                                          $ 407,659,156    $ 439,970,398
================================================================================  =============    =============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                       --       29,900,000
--------------------------------------------------------------------------------  -------------    -------------
Issued in reinvestment of dividends and distributions                                   125,989           99,892
--------------------------------------------------------------------------------  -------------    -------------
NET INCREASE                                                                            125,989       29,999,892
================================================================================  =============    =============

                                                                                     NEW YORK MUNICIPAL II
                                                                                  ------------------------------
                                                                                                  For the Period
                                                                                  For the Year    June 28, 2002*
                                                                                     ended            through
                                                                                  May 31, 2004     May 31, 2003
                                                                                  ------------     ------------
INVESTMENT OPERATIONS:
Net investment income                                                             $  11,106,041    $   8,865,872
--------------------------------------------------------------------------------  -------------    -------------
Net realized gain (loss) on investments, futures contracts and options written        1,168,992       (4,710,282)
--------------------------------------------------------------------------------  -------------    -------------
Net change in unrealized appreciation/depreciation of investments, futures
  contracts and options written                                                     (11,274,316)       7,659,239
--------------------------------------------------------------------------------  -------------    -------------
Net increase (decrease) in net assets resulting from investment operations            1,000,717       11,814,829
--------------------------------------------------------------------------------  -------------    -------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                  (718,744)        (794,061)
--------------------------------------------------------------------------------  -------------    -------------
Net realized gains                                                                           --               --
--------------------------------------------------------------------------------  -------------    -------------
Net increase (decrease) in net assets applicable to common shareholders
  resulting from investment operations                                                  281,973       11,020,768
--------------------------------------------------------------------------------  -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                (9,708,825)      (8,394,210)
--------------------------------------------------------------------------------  -------------    -------------
Net realized gains                                                                           --               --
--------------------------------------------------------------------------------  -------------    -------------
Total dividends and distributions to common shareholders                             (9,708,825)      (8,394,210)
================================================================================  =============    =============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                   --      147,473,483
--------------------------------------------------------------------------------  -------------    -------------
Preferred shares underwriting discount charged to paid-in capital
  in excess of par                                                                           --         (900,000)
--------------------------------------------------------------------------------  -------------    -------------
Common stock and preferred shares offering costs charged to paid-in capital
  in excess of par                                                                           --         (458,454)
--------------------------------------------------------------------------------  -------------    -------------
Reinvestment of dividends and distributions                                             778,884          764,011
--------------------------------------------------------------------------------  -------------    -------------
Net increase from capital transactions                                                  778,884      146,879,040
--------------------------------------------------------------------------------  -------------    -------------
Total increase (decrease) in net assets applicable to common shareholders            (8,647,968)     149,505,598
================================================================================  =============    =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                 149,605,601          100,003
--------------------------------------------------------------------------------  -------------    -------------
End of period (including  undistributed  (dividends in excess of) net investment income of $7,765,501 and $725,557; $3,271,140 and $(465,795);
  $356,073 and $(322,399); respectively)                                          $ 140,957,633    $ 149,605,601
================================================================================  =============    =============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                       --       10,294,833
--------------------------------------------------------------------------------  -------------    -------------
Issued in reinvestment of dividends and distributions                                    55,136           52,768
--------------------------------------------------------------------------------  -------------    -------------
NET INCREASE                                                                             55,136       10,347,601
================================================================================  =============    =============






                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund II ("Municipal II"), PIMCO California Municipal Income Fund II ("California Municipal II") and PIMCO New York Municipal Income Fund II ("New York Municipal II") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds II", were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC, (the "Investment Manager"), formerly PIMCO Advisors Fund Management LLC, serves as the Funds' Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM"). ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Municipal II, California Municipal II and New York Municipal II issued 50,500,000, 26,000,000 and 9,000,000 shares of common stock, respectively, in their initial public offerings. An additional 7,001,148, 3,900,000 and 1,294,833 shares of Municipal II, California Municipal II and New York Municipal II, respectively, were issued in connection with the exercises of the underwriters' over-allotment option on July 15, 2002 and August 6, 2002. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. The Investment Manager agreed to reimburse the amount by which the aggregate of each Fund's organizational and common offering costs (other than sales load) exceeded $0.03 per common share. Common offering costs of $1,174,197, $682,616 and $308,845 (representing $0.02 per common share for Municipal II and California Municipal II and $0.03 per common share for New York Municipal II), were offset against the proceeds of the offerings and were charged to paid-in capital in excess of par.

In addition, the underwriters discount and offering costs associated with the Funds' issuance of Preferred Shares in the amounts of $5,050,000 and $366,317, $2,600,000 and $269,348 and $900,000 and $149,609, for Municipal II, California
Municipal II and New York Municipal II, respectively, were charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security may be fair valued, pursuant to guidelines established by the Board of Trustees. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Funds net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.





29 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004
================================================================================


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(D) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, held in a segregated account in the name of the futures broker at the Fund's custodian bank, equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the  value  at the  time  they  were  closed.  Any  unrealized  appreciation  or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(E) OPTION TRANSACTIONS

For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(F) RESIDUAL INTEREST MUNICIPAL BONDS

The Funds invest in Residual Interest Tax Exempt Bonds ("RITES") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RITES typically will involve greater risk than an investment in a fixed rate bond.



                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004
================================================================================


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(G) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(H) CUSTODY CREDITS EARNED ON CASH BALANCES

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. INVESTMENT MANAGER AND SUB-ADVISER

Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager will receive an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.15% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2007, and will receive an increasing amount (not to exceed 0.50% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $3,477,371, $1,768,591 and $614,874 in connection with sub-advisory services for Municipal II, California Municipal II and New York Municipal II, respectively, for the year ended May 31, 2004.














30 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004
================================================================================



3. INVESTMENTS IN SECURITIES

(a) For the year ended May 31, 2004, purchases and sales of investments, other than short-term securities, were:

                                             California              New York
                      Municipal II          Municipal II           Municipal II
--------------------------------------------------------------------------------
Purchases            $334,230,372           $259,463,274           $43,529,999
Sales                 324,063,491            263,853,104            42,062,310


(b) Futures contracts outstanding at May 31, 2004:

                                                                           Unrealized
                                                                 # of      Expiration     Appreciation
Fund                                   Type                    Contracts       Date      (Depreciation)
-------------------------------------------------------------------------------------------------------
Municipal II               Short: U.S. Treasury 30 Year Bond     1,889        6/21/04      $6,094,289
                           Short:U.S. Treasury 30 Year Bond      3,463        9/21/04      (1,021,016)
                                                                                           ----------
                                                                                           $5,073,273
                                                                                           ==========
California Municipal II    Short: U.S. Treasury 30 Year Bond       804        6/21/04      $3,039,719
                           Short: U.S. Treasury 30 Year Bond       634        9/21/04             625
                                                                                           ----------
                                                                                           $3,040,344
                                                                                           ==========
New York Municipal II      Short: U.S. Treasury 30 Year Bond       245        6/21/04        $547,219
                           Short: U.S. Treasury 30 Year Bond       247        9/21/04         (71,844)
                                                                                           ----------
                                                                                             $475,375
                                                                                           ==========

(c) Transactions in options written for the year ended May 31, 2004:

                                                         Contracts        Premiums
------------------------------------------------------------------------------------
Municipal II:
-------------
Options outstanding, May 31, 2003                            2,587       $2,227,143
Options written                                             20,854       18,212,424
Options expired                                             (5,310)      (3,711,673)
Options terminated in closing purchase transactions         (8,872)      (8,358,370)
Options exercised                                           (8,109)      (7,610,165)
                                                       -----------      -----------
Options outstanding, May 31, 2004                            1,150         $759,359
                                                       ===========      ===========

California Municipal II:
------------------------
Options outstanding, May 31, 2003                              947       $  743,511
Options written                                             10,204        8,444,538
Options expired                                             (2,198)      (1,560,661)
Options terminated in closing purchase transactions         (4,602)      (4,388,747)
Options exercised                                           (3,771)      (2,855,660)
                                                       -----------      -----------
Options outstanding, May 31, 2004                              580         $382,981
                                                       ===========      ===========

New York Municipal II:
----------------------
Options outstanding, May 31, 2003                              507       $  453,255
Options written                                              2,650        2,383,558
Options expired                                               (603)        (535,741)
Options terminated in closing purchase transactions         (1,296)      (1,137,033)
Options exercised                                           (1,058)      (1,031,976)
                                                       -----------      -----------
Options outstanding, May 31, 2004                              200         $132,063
                                                       ===========      ===========



                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004

4. INCOME TAX INFORMATION

MUNICIPAL II:

The tax character of dividends and distributions paid were:

                                                     June 28, 2002
                                             (commencement of operations)
                              Year Ended                through
                             May 31, 2004            May 31, 2003
--------------------------------------------------------------------------------

Ordinary Income              $ 2,962,868             $ 4,567,905
Tax Exempt Income             57,922,636              51,126,211
Long-Term Capital Gain                --               3,249,147

At May 31, 2004, the tax character of distributable earnings of $7,765,501 was composed entirely of tax exempt income.

At May 31, 2004, Municipal II had a capital loss carryforward of $10,260,913, all of which will expire in 2012, available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

CALIFORNIA MUNICIPAL II:

The tax character of dividends paid were:
                                                     June 28, 2002
                                              (commencement of operations)
                              Year Ended                through
                             May 31, 2004            May 31, 2003
--------------------------------------------------------------------------------

Ordinary Income                $ 649,740              $  406,539
Tax Exempt Income             29,553,675              26,079,301

At May 31, 2004, the tax character of distributable earnings of $3,271,140 was composed entirely of tax exempt income.

At May 31, 2004, California Municipal II had a capital loss carryforward of $7,337,041 ($1,122,615 of which will expire in 2011 and $6,214,426 of which will expire in 2012), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

NEW YORK MUNICIPAL II:

The tax character of dividends paid were:
                                                     June 28, 2002
                                             (commencement of operations)
                              Year Ended                through
                             May 31, 2004            May 31, 2003
--------------------------------------------------------------------------------

Ordinary Income                 $ 66,166               $  35,774
Tax Exempt Income             10,361,403               9,152,497

At May 31, 2004, the tax character of distributable earnings of $356,073 was composed entirely of tax exempt income.

At May 31, 2004, New York Municipal II had a capital loss carryforward of $2,997,915 ($214,685 of which expires in 2011 and $2,783,230 of which will expire in 2012), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

5. AUCTION PREFERRED SHARES

Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.



32 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004

5. AUCTION PREFERRED SHARES (CONCLUDED)

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended May 31, 2004, the annualized dividend rates ranged from:


                                           High           Low       At 5/31/04
--------------------------------------------------------------------------------
MUNICIPAL II:
Series A                                   2.00%         0.70%         1.05%
Series B                                   1.75%         0.70%         1.10%
Series C                                   2.00%         0.65%         1.07%
Series D                                   1.75%         0.45%         1.15%
Series E                                   1.75%         0.64%         1.05%

CALIFORNIA MUNICIPAL II:
------------------------
Series A                                   1.75%         0.39%         1.04%
Series B                                   1.75%         0.40%         1.05%
Series C                                   1.30%         0.40%         1.07%
Series D                                   1.75%         0.40%         1.07%
Series E                                   1.75%         0.40%         1.05%

NEW YORK MUNICIPAL II:
----------------------
Series A                                   1.15%         0.40%         0.95%
Series B                                   1.75%         0.45%         1.05%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On June 1, 2004, the following dividends were declared to common shareholders payable July 1, 2004 to shareholders of record on June 11, 2004:

              Municipal II                         $0.084375 per common share
              California Municipal II              $0.08125 per common share
              New York Municipal II                $0.08125 per common share

On July 1, 2004, the following dividends were declared to common shareholders payable August 2, 2004 to shareholders of record on July 16, 2004:

              Municipal II                         $0.084375 per common share
              California Municipal II              $0.08125 per common share
              New York Municipal II                $0.08125 per common share

                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS II NOTES TO FINANCIAL STATEMENTS
May 31, 2004
================================================================================

7. LEGAL PROCEEDINGS

On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain affiliates of the Investment Manager and Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the Chairman and a trustee of the Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with alleged "market timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Funds and the Funds are not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter to any registered investment company, including the Funds. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager or the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Funds have been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Funds), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangement of these open-end investment companies.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Funds and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services related to the Funds.



34 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period


================================================================================

                                                                      MUNICIPAL II
                                                              ---------------------------------
                                                                                For the Period
                                                               For the Year     June 28, 2002*
                                                                   ended            through
                                                               May 31, 2004      May 31, 2003
                                                               ------------      ------------

Net asset value, beginning of period                              $14.66           $14.33**
-----------------------------------------------------------    ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               1.17             0.93
-----------------------------------------------------------    ------------      ------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                            (0.77)            0.53
-----------------------------------------------------------    ------------      ------------
Total from investment operations                                    0.40             1.46
-----------------------------------------------------------    ------------      ------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                              (0.08)           (0.08)
-----------------------------------------------------------    ------------      ------------
Net realized gains                                                    --            (0.01)
-----------------------------------------------------------    ------------      ------------
Total dividends and distributions on preferred shares              (0.08)           (0.09)
-----------------------------------------------------------    ------------      ------------
Net increase in net assets applicable to common
shareholders resulting from investment operations                   0.32             1.37
-----------------------------------------------------------    ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                              (0.97)           (0.84)
-----------------------------------------------------------    ------------      ------------
Net realized gains                                                    --            (0.09)
-----------------------------------------------------------    ------------      ------------
Total dividends and distributions to common shareholders           (0.97)           (0.93)
-----------------------------------------------------------    ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                    --            (0.02)
-----------------------------------------------------------    ------------      ------------
Preferred shares offering costs/underwriting discounts
charged to paid-in capital in excess of par                           --            (0.09)
-----------------------------------------------------------    ------------      ------------
Total capital share transactions                                      --            (0.11)
-----------------------------------------------------------    ------------      ------------
Net asset value, end of period                                    $14.01           $14.66
-----------------------------------------------------------    ------------      ------------
Market price, end of period                                       $13.31           $14.80
-----------------------------------------------------------    ------------      ------------
TOTAL INVESTMENT RETURN (1)                                       (3.69)%           5.19%
-----------------------------------------------------------    ------------      ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                           $812,670         $846,885
-----------------------------------------------------------    ------------      ------------
Ratio of expenses to average net assets (2)(3)(5)                   1.03%            0.95%(4)
-----------------------------------------------------------    ------------      ------------
Ratio of net investment income to average net assets (2)(5)         8.16%            6.99%(4)
-----------------------------------------------------------    ------------      ------------
Preferred shares asset coverage per share                        $65,224          $66,920
-----------------------------------------------------------    ------------      ------------
Portfolio turnover                                                    26%             27%
-----------------------------------------------------------    ------------      ------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28% and 7.92%, respectively for the year ended May 31, 2004 and 1.18% (annualized) and 6.76% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS | 5.31.04 |
                            PIMCO Municipal  Income  Funds II  Annual  Report 35

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

================================================================================

                                                                  CALIFORNIA MUNICIPAL II
                                                               ------------------------------
                                                                               For the Period
                                                               For the Year    June 28, 2002*
                                                                   ended           through
                                                               May 31, 2004     May 31, 2003
                                                               ------------     ------------

Net asset value, beginning of period                              $14.66           $14.33**
-----------------------------------------------------------    ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               1.13             0.87
-----------------------------------------------------------    ------------     ------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                            (1.26)            0.46
-----------------------------------------------------------    ------------     ------------
Total from investment operations                                   (0.13)            1.33
-----------------------------------------------------------    ------------     ------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                              (0.07)           (0.07)
-----------------------------------------------------------    ------------     ------------
Net realized gains                                                    --               --
-----------------------------------------------------------    ------------     ------------
Total dividends and distributions on preferred shares              (0.07)           (0.07)
-----------------------------------------------------------    ------------     ------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                (0.20)            1.26
-----------------------------------------------------------    ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                              (0.93)           (0.81)
-----------------------------------------------------------    ------------     ------------
Net realized gains                                                    --               --
-----------------------------------------------------------    ------------     ------------
Total dividends and distributions to common shareholders           (0.93)           (0.81)
-----------------------------------------------------------    ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                    --            (0.02)
-----------------------------------------------------------    ------------     ------------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                         --            (0.10)
-----------------------------------------------------------    ------------     ------------
Total capital share transactions                                      --            (0.12)
-----------------------------------------------------------    ------------     ------------
Net asset value, end of period                                    $13.53           $14.66
-----------------------------------------------------------    ------------     ------------
Market price, end of period                                       $13.27           $14.78
-----------------------------------------------------------    ------------     ------------
TOTAL INVESTMENT RETURN (1)                                        (3.92)%           4.23%
-----------------------------------------------------------    ------------     ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                           $407,659         $439,970
-----------------------------------------------------------    ------------     ------------
Ratio of expenses to average net assets (2)(3)(5)                   1.07%            0.97%(4)
-----------------------------------------------------------    ------------     ------------
Ratio of net investment income to average net assets (2)(5)         8.08%            6.56%(4)
-----------------------------------------------------------    ------------     ------------
Preferred shares asset coverage per share                        $64,191          $67,301
-----------------------------------------------------------    ------------     ------------
Portfolio turnover                                                    43%              84%
-----------------------------------------------------------    ------------     ------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.31% and 7.83%, respectively for the year ended May 31, 2004 and 1.20% (annualized) and 6.34% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

36  PIMCO Municipal  Income Funds II Annual Report | 5.31.04 |
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO MUNICIPAL INCOME FUNDS II FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period

================================================================================

                                                                  NEW YORK MUNICIPAL II
                                                               ----------------------------
                                                                             For the Period
                                                               For the Year  June 28, 2002*
                                                                   ended         through
                                                               May 31, 2004   May 31, 2003
                                                               ------------   ------------
Net asset value, beginning of period                              $14.45         $14.33**
-----------------------------------------------------------    ------------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               1.06           0.86
-----------------------------------------------------------    ------------   ------------
Net realized and unrealized gain (loss) on investments,
  futures contracts and options written                            (0.97)          0.28
-----------------------------------------------------------    ------------   ------------
Total from investment operations                                    0.09           1.14
-----------------------------------------------------------    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                              (0.07)         (0.08)
-----------------------------------------------------------    ------------   ------------
Net realized gains                                                    --             --
-----------------------------------------------------------    ------------   ------------
Total dividends and distributions on preferred shares              (0.07)         (0.08)
-----------------------------------------------------------    ------------   ------------
Net increase in net assets applicable to common
  shareholders resulting from investment operations                 0.02           1.06
-----------------------------------------------------------    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                              (0.93)         (0.81)
-----------------------------------------------------------    ------------   ------------
Net realized gains                                                    --             --
-----------------------------------------------------------    ------------   ------------
Total dividends and distributions to common shareholders           (0.93)         (0.81)
-----------------------------------------------------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital
  in excess of par                                                    --          (0.03)
-----------------------------------------------------------    ------------   ------------
Preferred shares offering costs/underwriting discounts
  charged to paid-in capital in excess of par                         --          (0.10)
-----------------------------------------------------------    ------------   ------------
Total capital share transactions                                      --          (0.13)
-----------------------------------------------------------    ------------   ------------
Net asset value, end of period                                    $13.54         $14.45
-----------------------------------------------------------    ------------   ------------
Market price, end of period                                       $13.05         $14.71
-----------------------------------------------------------    ------------   ------------
TOTAL INVESTMENT RETURN (1)                                        (5.15)%         3.76%
-----------------------------------------------------------    ------------   ------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
  end of period (000)                                           $140,958       $149,606
-----------------------------------------------------------    ------------   ------------
Ratio of expenses to average net assets (2)(3)(5)                   1.15%          1.02%(4)
-----------------------------------------------------------    ------------   ------------
Ratio of net investment income to average net assets (2)(5)         7.58%          6.47%(4)
-----------------------------------------------------------    ------------   ------------
Preferred shares asset coverage per share                        $64,148        $66,552
-----------------------------------------------------------    ------------   ------------
Portfolio turnover                                                    18%            27%
-----------------------------------------------------------    ------------   ------------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day for each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(h) in Notes to Financial Statements).

(4) Annualized.

(5) During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.39% and 7.34%, respectively for the year ended May 31, 2004, and 1.25% (annualized) and 6.25% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.






                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    | 5.31.04 | PIMCO Municipal Income Funds II Annual Report 37

PIMCO MUNICIPAL INCOME FUNDS II REPORT OF INDEPENDENT REGISTERED
                                PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees of:

PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income Fund II, PIMCOCalifornia Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively hereafter referred to as the "Funds") at May 31, 2004, the results of each of their operations for the year then ended, and the changes in each of their net assets applicable to common shareholders and the financial highlights for the year then ended and for the period June 28, 2002 (commencement of operations) through May 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
July 26, 2004









38 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II PRIVACY POLICY, PROXY VOTING POLICIES AND
                                PROCEDURES, OTHER INFORMATION (unaudited)
================================================================================

PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Funds at (800) 331-1710 (ii) on the Funds' website at www.pimcoadvisors.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
OTHER INFORMATION:

Since May 31, 2003, there have been no:(ii) material changes in the Funds' investment objectives or policies; (ii) changes to the Funds' charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Funds: or (iv) change in the persons primarily responsible for the day-to-day management of the Funds' portfolios.



                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 39

PIMCO MUNICIPAL INCOME FUNDS II TAX INFORMATION (unaudited)

================================================================================

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds' tax year end (May 31, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended May 31, 2004 were federally exempt interest dividends. However, these Funds invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:


Municipal II                                             4.87%
California Municipal II                                  2.15%
New York Municipal II                                    0.63%

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during the calendar year 2004. The amount that will be reported, will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with each Fund's tax year ended May 31, 2004. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2005, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.










40 PIMCO Municipal Income Funds II Annual Report | 5.31.04

PIMCO MUNICIPAL INCOME FUNDS II DIVIDEND REINVESTMENT PLAN (unaudited)

================================================================================

Pursuant to the Funds' Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, whose broker or nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds' transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.







                      5.31.04 | PIMCO Municipal Income Funds II Annual Report 41

PIMCO MUNICIPAL INCOME FUNDS II BOARD OF TRUSTEES (unaudited)

================================================================================

                                                            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
-------------------------------------------------------------------------------------------------------------------------------
STEPHEN TREADWAY                                            Managing  Director,  Allianz  Dresdner  Asset  Management of America
1345 Avenue of the Americas                                 L.P.: Managing Director and Chief Executive officer, PA Distributors
New York, NY 10105                                          LLC;  Member of the Board of  Management of Allianz  Dresdner  Asset
Age: 56                                                     Management GmbH. Mr. Treadway serves as a director/trustee and holds
TRUSTEE SINCE: 2002                                         various  executive  officer  positions  in  connection  with Allianz
TERM OF OFFICE: EXPECTED TO STAND FOR                       Dresdner  Asset  Management of America  L.P.'s  affiliated  open and
  RE-ELECTION AT 2005 ANNUAL MEETING OF SHAREHOLDERS        closed-end mutual funds.
TRUSTEE/DIRECTOR OF 62 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

PAUL BELICA
1345 Avenue of the Americas                                 Director,  Student Loan Finance Corp.,  Education Loans,  Inc., Goal
New York, NY 10105                                          Funding I, Inc.,  Goal  Funding  II, Inc.  and Surety Loan  Funding,
Age: 82                                                     Inc.;  Formerly,  senior  executive and member of the Board of Smith
TRUSTEE SINCE: 2002                                         Barney,  Harris  Upham & Co.;  and the CEO of five State of New York
TERM OF OFFICE: EXPECTED TO STAND FOR                       Agencies.
  RE-ELECTION AT 2004 ANNUAL MEETING OF SHAREHOLDERS
TRUSTEE/DIRECTOR OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

ROBERT E. CONNOR
1345 Avenue of the Americas                                 Corporate  Affairs  Consultant;  Formerly,  Senior  Vice  President,
New York, NY 10105                                          Corporate Office, Smith Barney, Inc.
Age: 69
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR
  RE-ELECTION AT 2006 ANNUAL MEETING OF SHAREHOLDERS
TRUSTEE/DIRECTOR OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II
1345 Avenue of the Americas                                 Formerly,   President  and  Director,   J.J.  Dalessandro  II  Ltd.,
New York, NY 10105                                          registered broker-dealer and member of the New York Stock Exchange.
Age: 66
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR
  RE-ELECTION AT 2004 ANNUAL MEETING OF SHAREHOLDERS
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS
1345 Avenue of the Americas                                 President, H Kertess & Co.; Formerly,  Managing Director, Royal Bank
New York, NY 10105                                          of Canada Capital Markets.
Age: 64
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR
  RE-ELECTION AT 2006 ANNUAL MEETING OF SHAREHOLDERS
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

R. PETER SULLIVAN III
1345 Avenue of the Americas                                 Formerly,  Managing Partner,  Bear Wagner Specialists LLC (formerly,
New York, NY 10105                                          Wagner Scott  Mercator LLC),  specialist  firm on the New York Stock
Age: 62                                                     Exchange.
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR
  RE-ELECTION AT 2005 ANNUAL MEETING OF SHAREHOLDERS
TRUSTEE OF 11 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

42 PIMCO Municipal Income Funds II Annual Report | 5.31.04

TRUSTEES AND PRINCIPAL OFFICERS

Stephen Treadway
  Trustee, Chairman, Chairman of the Board

Paul Belica
  Trustee

Robert E. Connor
  Trustee

John J. Dalessandro II
  Trustee

Hans W. Kertess
  Trustee

R. Peter Sullivan III
  Trustee

Brian S. Shlissel
  President & Chief Executive Officer

Newton B. Schott, Jr.
  Vice President & Secretary

Mark V. McCray
  Vice President

Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal
Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

Information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

ITEM 2. CODE OF ETHICS

         (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

         (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

         a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor")for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,950 in 2003 and $22,815 in 2004.

         b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $17,416 in 2003 and $2,200 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

         c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $4,700 in 2003 and $4,700 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

         d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

         e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

                   PIMCO Municipal Income Funds (THE "FUNDS")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

   a review of the nature of the professional services expected to provided,

   the fees to be charged in connection with the services expected to be provided,

   a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firms's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

   Annual Fund financial statement audits
   Seed audits (related to new product filings, as required)
   SEC and regulatory filings and consents
   Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Accounting consultations
   Fund merger support services
   Agreed upon procedure reports (inclusive of quarterly review of Basic
      Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
   Other attestation reports
   Comfort letters
   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Tax compliance services related to the filing or amendment of the following:
      Federal, state and local income tax compliance; and, sales and use tax compliance
      Timely RIC qualification reviews
      Tax distribution analysis and planning
      Tax authority examination services
      Tax appeals support services
      Accounting methods studies
      Fund merger support service
      Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

   Bookkeeping or other services related to the accounting records or financial statements of the Funds
   Financial information systems design and implementation
   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

   Actuarial services
   Internal audit outsourcing services
   Management functions or human resources
   Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

   (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and(ii) with respect to such services provided to Accounting Affiliates, five percent (5%)of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

   (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

   (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

         e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

         f)    Not applicable

         g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2003 Reporting Period was $3,475,413 and for the 2004 Reporting Period was $4,065,376.

         h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT  Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. The registrant or any affiliated purchaser did not purchase shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1)  Exhibit 99.CODE ETH- Code of Ethics

(a)(2) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: August 5, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: August 5, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 5, 2004